                                 Annual Report
                                 June 30, 2002

                                 [COUNTRY LOGO]

                                  Mutual Funds



                                   [ARTWORK]


                                        COUNTRY Growth Fund

                                        COUNTRY Balanced Fund
                                        (formerly COUNTRY Asset Allocation Fund)

                                        COUNTRY Tax Exempt Bond Fund

                                        COUNTRY Short-Term Bond Fund
                                        (formerly COUNTRY Short-Term Government
                                        Bond Fund)

                                        COUNTRY Bond Fund
                                        (formerly COUNTRY Long-Term Bond Fund)

                  INVESTMENT ADVISOR'S LETTER TO SHAREHOLDERS

                                                                       July 2002

DEAR SHAREHOLDER:

    According to popular belief, there is an ancient curse that states, "May you live in interesting times". As investors in 2002, it seems that we have been doomed to live that curse. In the late 1990's it was certainly very "interesting" to experience year after year of incredible stock market performance. I suppose that the events of the past 2 1/2 years can also be described as "interesting", but the action of the market over this time period leads to an entirely different emotional response.

    In the past six months, equity markets have resumed the downward trend that began well before the terrorist attack last September. Economic news has been fairly encouraging, but events in the corporate world have taken center stage. Enron, Arthur Andersen, Tyco, and WorldCom have become household names. Trust in corporate managements is evaporating, company financial statements are questioned and scrutinized, and reported earnings numbers are viewed with radically increased skepticism. Added to this is a background of concern over domestic debt levels, fear of further terrorist actions, and uncertainty over international relations. Several years ago we felt that the stock market was "priced for perfection". Perfection did not arrive and equity prices have declined as a result.

    Overall, bonds have continued their upward climb in 2002 as poor equity returns fueled the demand for a safe haven. Along the way, however, an "interesting" development ensued in the bond market as well. Traditional concerns of higher interest rates and inflation were replaced with fears of the same corporate misdeeds that plagued equities. Subsequently, the bond market split into two very distinct camps. Investors paid remarkable premiums for the stability of high-grade issuers, while they punished corporate names that had any chance of becoming the next scandal. Meanwhile, the Federal Reserve kept interest rates stable in the first half of this year and it doesn't appear they will be active again anytime soon. Credit quality is the center of attention for now.

    In these "interesting times" of 2002, it is difficult to focus on much beyond the current situation. However, another old saying comes to mind; "This, too, shall pass". Economies and markets have always been cyclical and we are confident that markets will again advance after this downturn has run its course. We remain committed to using our best efforts as we work our way through difficult markets and to finding attractive opportunities now and in the future.

                              COUNTRY GROWTH FUND
                       INCEPTION DATE 04/21/66 (CLASS Y)

    The annualized returns for the Fund for the period ended June 30, 2002 are as follows:

1 YEAR  5 YEARS   10 YEARS
------  -------   --------
-13.10%  5.21%     10.77%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of -17.99%. The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.'s Large-Cap Core group) returned -19.06% during this same time period. The Growth Fund ranks in the top 10% (80 out of 853) of the Lipper peer group for the past year and in the top 13% (48 out of 387) for the past five years.

    Our outlook for equities in the intermediate term remains cautious. We continue to search for stocks of good quality companies with strong growth prospects that we can purchase for reasonable prices. The focus of the Growth Fund is on growth of capital over the long term and we are committed to that goal.

                             COUNTRY BALANCED FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

    The annualized returns for the Fund for the period ended June 30, 2002, are as follows:

1 YEAR  5 YEARS   10 YEARS
------  -------   --------
-8.23%   4.88%      8.41%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    The Country Balanced Fund returned -8.23% during the past twelve months. This was slightly better than the Lipper average balanced and flexible funds, which returned -8.61% and -8.58% over the same period.

    The negative returns during the period were based on widespread weakness in the U.S. equity markets. While high valuations continue to be a concern, other factors such as a weak economy, the threat of terrorism, and skepticism about corporate fraud are all weighing on investors. Some of these issues may pass quickly, but others could continue to drag on for quite some time. Therefore, we believe stocks could continue to disappoint investors in the near term.

    Bonds headed higher during the period as investors fled from the stock market. In a period where stocks have the ability to post double-digit losses in a quarter, bonds have become a very attractive alternative. The lack of inflation also means that real returns in bonds are fairly attractive even with the historically low rates. From today's levels, however, we expect bonds to perform more moderately over the next couple of quarters.

    The asset allocation as of June 30, 2002, was 58% stocks, 38% bonds, and 4% cash equivalents.

                          COUNTRY TAX EXEMPT BOND FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

    The annualized total returns for the Fund for the period ended June 30, 2002 are as follows:

1 YEAR  5 YEARS   10 YEARS
------  -------   --------
5.54%    5.18%      5.38%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    Although the Fund's income is exempt from federal income tax, it may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

    Municipals outperformed almost all other asset classes over the past year. Supply over the past six months was at an historical high, ending the period at $162 billion in issuance. The previous high was in the last six months of 2001 at $148 billion. In spite of this supply, municipal yields declined primarily due to the insatiable demand by investors. Although the maximum tax-exempt yield was only in the 5 percent range, investor demand was still strong. In previous years investors flooded the municipal market when yields reached 6 percent. Given volatility in other asset classes investors accepted the lower yields as a haven for safety. The Bond Buyer 20-Bond Index decreased 14 basis points over the past year, ending our fiscal year at 5.07%. The Fund's one year total return was 5.54%. This compares to the Lipper Intermediate Municipal Bond Index return of 6.09%.

    Continued volatility in the stock market will be a key factor determining directional trends in the municipal market. If stocks continue to slide, municipals should benefit. Historically when long term municipal yields fall well below 5 percent, investors tend to pull back from buying. This has not happened to date and may not happen if the equity market remains under pressure.

                          COUNTRY SHORT-TERM BOND FUND
                          INCEPTION 01/02/97 (CLASS Y)

    The annualized total returns for the Fund for the period ended June 30, 2002, are as follows:

1 YEAR  5 YEARS   SINCE INCEPTION
------  -------   ---------------
6.37%    5.93%         5.79%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    During the fiscal year, short-term bonds continued to be a "safe-haven" as the equity markets declined significantly. The Country Short-Term Bond Fund has benefited from this increased demand for safe assets. The Fund returned 6.37% over the past twelve months compared to the average Short Investment Grade Bond Fund return of 4.72% as measured by Lipper, Inc. We continue to believe short-term bonds add value to a diversified portfolio; however, the returns that we have seen through the bond bull market will be hard to maintain.

    The Fund has completed the transition from a government bond fund to a general investment grade bond fund. We will strive to maintain a high quality fund by finding value in all the sectors of the investment grade bond market.

                               COUNTRY BOND FUND
                          INCEPTION 01/02/97 (CLASS Y)

    The annualized total returns for the Fund for the period ended June 30, 2002, are as follows:

1 YEAR  5 YEARS   SINCE INCEPTION
------  -------   ---------------
8.15%    7.43%         7.21%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    Despite widespread credit concerns in the first half of 2002, bonds continued to outpace stocks. High-quality issues led the rise as corporate deceit forced investors to look for stability. We have recently found value in mortgage-backed securities.

    The Fund returned 8.15% over the past year, which compares to the average Lipper A-Rated Bond fund return of 6.55%. The Merrill Lynch Domestic Bond Index return was 8.59% for the same period.

    The above outlook reflects the opinions of Bruce D. Finks as of July 2002. They are subject to change and any forecasts made cannot be guaranteed.

                                   Sincerely,

                                [BRUCE D. FINKS]
                                 Bruce D. Finks
                                 Vice President

    Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    The Bond Buyers 20-Bond Index is used as a guide in the municipal bond industry to determine trends and interest rate movements based on the 20 year yield of a select group of municipalities across the nation with an average single A rating. Please refer to the Portfolio Highlights sections for index information, including descriptions and performance. All indices mentioned are unmanaged indices and are not available for investment.

    Lipper Analytical Services, Inc. is an independent mutual fund ranking agency. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Country Growth Fund ranked 38 out of 122 funds in the Lipper Large-Cap Core Fund category for the 10-year period ending June 30, 2002. The Lipper Flexible Funds Index is made up of funds that allocate their investments across various asset classes including domestic common stock, bonds and money market instruments with a focus on total return. Voluntary fee waivers were in effect. In the absence of fee waivers, returns would have been reduced, possibly affecting the rankings.

For use only when accompanied or preceded by a prospectus. Quasar Distributors, LLC-08/02

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
        COUNTRY GROWTH FUND
        AVERAGE ANNUAL RETURNS June 30, 2002

                                                                            1 YEAR     5 YEARS    10 YEARS
                                                                            -------    -------    --------
              COUNTRY Growth Fund -- Class Y (04/21/66)                     -13.10%     5.21%      10.77%
              S&P 500 Index*                                                -17.99%     3.67%      11.42%

        -------------------------------
        * The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities

        TEN LARGEST HOLDINGS June 30, 2002

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Microsoft Corp..............................................  $ 4,102,500      2.59%
              General Electric Co.........................................    4,067,000      2.57
              Proctor & Gamble Co.........................................    4,018,500      2.54
              Wal-Mart Stores, Inc........................................    3,575,650      2.26
              Pfizer, Inc.................................................    3,307,500      2.09
              Kimberly-Clark Corp.........................................    3,224,000      2.03
              Johnson & Johnson...........................................    3,135,600      1.98
              Masco Corp..................................................    3,117,650      1.97
              Newell Rubbermaid Inc.......................................    2,980,100      1.88
              Allstate Corp...............................................    2,921,420      1.84
                                                                            -----------     -----
                                                                            $34,449,920     21.75%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY BALANCED FUND
        AVERAGE ANNUAL RETURNS June 30, 2002

                                                                            1 YEAR     5 YEARS    10 YEARS
                                                                            -------    -------    --------
              COUNTRY Balanced Fund -- Class Y (12/07/78)                    -8.23%     4.88%       8.41%
              S&P 500 Index*                                                -17.99%     3.67%      11.42%
              Merrill Lynch U.S. Domestic Master Bond Index**                 8.59%     7.55%       7.37%
              Lipper Balanced Fund Average***                                -8.61%     4.07%       8.66%

        -------------------------------
         * The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities

         ** The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

        *** The Lipper Balanced Fund Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

        TEN LARGEST HOLDINGS June 30, 2002

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              Government National Mortgage Association, 6.000%,
               06/15/31...................................................  $  467,019      2.35%
              Microsoft Corp..............................................     350,080      1.76
              Wells Fargo Co..............................................     325,390      1.63
              Federal National Mortgage Association, 6.000%, 02/18/21.....     308,438      1.55
              Federal Home Loan Mortgage Corp., 6.250%, 03/05/12..........     307,149      1.54
              Proctor & Gamble Co.........................................     303,620      1.53
              CPL Transition Funding LLC, 3.540%, 01/15/07................     302,546      1.52
              Government National Mortgage Association, 6.000%,
               02/15/32...................................................     293,627      1.48
              General Electric Co.........................................     290,500      1.46
              American International Group, Inc...........................     272,920      1.37
                                                                            ----------     -----
                                                                            $3,221,289     16.19%
                                                                            ==========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS

--------------------------------------------------------------------------------
        COUNTRY TAX EXEMPT BOND FUND
        AVERAGE ANNUAL RETURNS June 30, 2002

                                                                            1 YEAR    5 YEARS    10 YEARS
                                                                            ------    -------    --------
              COUNTRY Tax Exempt Bond Fund -- Class Y (12/07/78)            5.54%      5.18%      5.38%
              Lehman Brothers 7-Year Municipal Bond Index*                  7.16%      6.09%      6.30%
              Lipper Intermediate Municipal Bond Index**                    6.09%      5.30%      5.58%

        -------------------------------
         * The Lehman Brothers 7-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the six to eight year range. The Lehman Index does not reflect investments in cash, the impact of any servicing, investment management, or administrative expense.

        ** The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

        TEN LARGEST HOLDINGS June 30, 2002

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              California State Public Works Lease Revenue, 5.250%,
               06/01/11...................................................  $  825,975      5.51%
              Broward County, Florida, Resource Recovery Revenue, 5.375%,
               12/01/10...................................................     791,250      5.28
              Mississippi State Highway, Series #39, Revenue Bonds,
               5.250%, 06/01/08...........................................     740,003      4.93
              Indiana University Trustee Revenue Bonds, Student Fees,
               5.700%, 08/01/10...........................................     584,573      3.90
              New Jersey State Unlimited General Obligation, 6.000%,
               02/15/11...................................................     574,515      3.83
              Maricopa County, Arizona School District #93 Cave Creek
               Unlimited 6.400%, 07/01/06.................................     566,685      3.78
              Arapahoe County, School District #5 Cherry Creek Colorado
               Unlimited General Obligation, 5.500%, 12/15/09.............     561,865      3.74
              Iron County, Utah School District Unlimited General
               Obligation, 5.500%, 01/15/10...............................     551,685      3.68
              Michigan Municipal Board Authority Revenue Bonds, 5.500%,
               10/01/05...................................................     545,900      3.64
              Milwaukee, Wisconsin Unlimited General Obligation, 5.000%,
               12/15/07...................................................     544,705      3.63
                                                                            ----------     -----
                                                                            $6,287,156     41.92%
                                                                            ==========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY SHORT-TERM BOND FUND
        AVERAGE ANNUAL RETURNS June 30, 2002

                                                                                                 SINCE INCEPTION
                                                                            1 YEAR    5 YEAR        01/02/97
                                                                            ------    -------    ---------------
              COUNTRY Short-Term Bond Fund -- Class Y (01/02/97)            6.37%      5.93%          5.79%
              Merrill Lynch U.S. Domestic Master Bond Index*                8.59%      7.55%          7.43%
              Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index**      6.85%      6.56%          6.50%

        -------------------------------
         * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

        ** The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.

        TEN LARGEST HOLDINGS June 30, 2002

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Private Export Funding, 7.650%, 05/15/06....................  $ 1,690,373      5.04%
              General Electric Capital Corp., 5.375%, 04/23/04............    1,403,343      4.19
              Private Export Funding, 6.450%, 09/30/04....................    1,069,081      3.19
              Abbott Laboratories Corp., 5.125%, 07/01/04.................    1,034,352      3.09
              Federal Home Loan Mortgage Corp., 5.500%, 12/15/05..........    1,031,862      3.08
              Federal National Mortgage Association, 6.250%, 11/15/02.....    1,015,852      3.03
              Citibank Credit CD, 4.100%, 12/07/06........................    1,013,375      3.02
              Ford Credit Auto Owner Trust, 3.620%, 01/15/06..............    1,012,338      3.02
              Reliant Energy Trans, 3.840%, 09/15/07......................    1,010,088      3.01
              Federal Home Loan Banks, 4.340%, 06/17/05...................    1,005,232      3.00
                                                                            -----------     -----
                                                                            $11,285,896     33.67%
                                                                            ===========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS

--------------------------------------------------------------------------------
        COUNTRY BOND FUND
        AVERAGE ANNUAL RETURNS June 30, 2002

                                                                                                   SINCE
                                                                            1 YEAR    5 YEAR     INCEPTION
                                                                            ------    -------    ---------
              COUNTRY Bond Fund -- Class Y (01/02/97)                       8.15%      7.43%       7.21%
              Merrill Lynch U.S. Domestic Master Bond Index*                8.59%      7.55%       7.43%

        -------------------------------
        * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

        TEN LARGEST HOLDINGS June 30, 2002

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Government National Mortgage Association, 6.000%, 06/15/31    $ 3,735,690      7.90%
              Federal Home Loan Mortgage Corp., 7.000%, 03/01/12              1,336,679      2.83
              U.S. Treasury Bond, 6.125%, 08/15/29                            1,327,965      2.81
              Government National Mortgage Association, 6.500%, 07/15/29      1,260,886      2.67
              Pacific Gas & Electric Company, 6.420%, 09/25/08                1,063,735      2.25
              Federal Home Loan Mortgage Corp., 6.250%, 03/05/12                819,064      1.73
              Federal National Mortgage Association, 6.375%, 06/15/09           812,411      1.72
              Government National Mortgage Association, 6.500%, 04/15/26        770,335      1.63
              Government National Mortgage Association, 8.000%, 07/15/26        735,916      1.56
              Government National Mortgage Association, 7.500%, 11/15/29        729,894      1.54
                                                                            -----------     -----
                                                                            $12,592,575     26.64%
                                                                            ===========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2002
--------------------------------------------------------------------------------

COUNTRY GROWTH FUND

                                          SHARES        VALUE
                                        ----------   ------------
COMMON STOCK -- 87.21%
CONSUMER DISCRETIONARY -- 8.79%
Gentex Corp.*.........................     104,000   $  2,856,880
Home Depot, Inc. .....................      45,500      1,671,215
Jones Apparel Group, Inc.*............      60,000      2,250,000
Target Corp. .........................      30,000      1,143,000
Tribune Co. ..........................      56,000      2,436,000
Wal-Mart Stores, Inc. ................      65,000      3,575,650
                                                     ------------
                                                       13,932,745
                                                     ------------
CONSUMER STAPLES -- 14.36%
Albertson's, Inc. ....................      80,000      2,436,800
Coca-Cola Co. ........................      35,200      1,971,200
CVS Corp. ............................      59,000      1,805,400
Fox Entertainment Group, Inc.*........      96,500      2,098,875
Kimberly-Clark Corp. .................      52,000      3,224,000
Newell Rubbermaid Inc. ...............      85,000      2,980,100
Philip Morris Companies, Inc. ........      50,000      2,184,000
Proctor & Gamble Co. .................      45,000      4,018,500
Unilever N.V., ADR....................      31,300      2,028,240
                                                     ------------
                                                       22,747,115
                                                     ------------
ENERGY -- 10.04%
Apache Corporation....................      44,000      2,529,120
Chevron Corp. ........................      22,800      2,017,800
Diamond Offshore Drilling, Inc. ......      58,000      1,653,000
Exxon Mobil Corp. ....................      70,000      2,864,400
Halliburton Co. ......................      82,000      1,307,080
Phillips Petroleum Co. ...............      28,000      1,648,640
Royal Dutch Petroleum Co. ADR.........      45,000      2,487,150
Schlumberger Ltd. ....................      30,000      1,395,000
                                                     ------------
                                                       15,902,190
                                                     ------------
FINANCE -- 13.81%
Allstate Corp. .......................      79,000      2,921,420
American Express Co. .................      43,100      1,565,392
American International Group, Inc. ...      40,000      2,729,200
Bank of New York......................      44,000      1,485,000
Bank One Corp. .......................      49,500      1,904,760
Citigroup, Inc. ......................      54,000      2,092,500
Fannie Mae............................      30,000      2,212,500
MGIC Investment Corp. ................      26,700      1,810,260
Washington Mutual, Inc. ..............      67,500      2,504,925
Wells Fargo Co. ......................      53,000      2,653,180
                                                     ------------
                                                       21,879,137
                                                     ------------
HEALTH -- 9.16%
Abbott Laboratories...................      53,150      2,001,098
Biogen, Inc.*.........................      30,000      1,242,900
Bristol-Myers Squibb Co. .............      58,000      1,490,600
Johnson & Johnson.....................      60,000      3,135,600
Merck & Co., Inc. ....................      43,000      2,177,520
Pfizer, Inc. .........................      94,500      3,307,500
Schering-Plough Corp. ................      47,000      1,156,200
                                                     ------------
                                                       14,511,418
                                                     ------------
INDUSTRIAL -- 10.00%
American Power Conversion Co.*........     104,000      1,313,520
Caterpillar, Inc. ....................      47,300      2,315,335
Emerson Electric Co. .................      54,000      2,889,540
FedEx Corp. ..........................      40,000      2,136,000
General Electric Co. .................     140,000      4,067,000
Masco Corp. ..........................     115,000      3,117,650
                                                     ------------
                                                       15,839,045
                                                     ------------
MATERIALS -- 1.72%
Alcoa, Inc. ..........................      30,000        994,500
Newmont Mining Corp. .................      66,000      1,737,780
                                                     ------------
                                                        2,732,280
                                                     ------------

                                          SHARES        VALUE
                                        ----------   ------------
TECHNOLOGY -- 11.49%
AOL Time Warner, Inc.*................      58,200   $    856,122
Analog Devices, Inc.*.................      35,200      1,045,440
Cisco Systems, Inc.*..................     102,000      1,422,900
Electronic Data Systems Corp. ........      31,200      1,159,080
EMC Corp. ............................      66,000        498,300
Intel Corp. ..........................      98,600      1,801,422
International Business Machines
  Corp. ..............................      17,300      1,245,600
International Rectifier Corp.* .......      45,000      1,311,750
Microsoft Corp.*......................      75,000      4,102,500
Motorola, Inc. .......................     115,000      1,658,300
Siebel Systems, Inc.*.................      64,000        910,080
Sun Microsystems, Inc.*...............     160,000        801,600
Tellabs, Inc.*........................     225,000      1,395,000
                                                     ------------
                                                       18,208,094
                                                     ------------
TELECOMMUNICATIONS -- 3.63%
ALLTEL Corp. .........................      39,400      1,851,800
SBC Communications, Inc...............      46,500      1,418,250
Verizon Communications, Inc...........      61,900      2,485,285
                                                     ------------
                                                        5,755,335
                                                     ------------
UTILITIES -- 4.21%
Calpine Corp.*........................     173,000      1,216,190
DPL, Inc. ............................      64,000      1,692,800
NICOR, Inc. ..........................      41,400      1,894,050
Progress Energy, Inc. ................      35,900      1,867,159
                                                     ------------
                                                        6,670,199
                                                     ------------
TOTAL COMMON STOCK
  (cost $114,907,549).................                138,177,558
                                                     ------------
                                        PRINCIPAL
                                          AMOUNT
                                        ----------
COMMERCIAL PAPER -- 7.55%
ABN AMRO
  1.750%, 07/18/02....................  $2,000,000      1,998,347
American Express Credit
  1.760%, 07/08/02....................     500,000        499,829
American Express
  1.760%, 08/12/02....................   2,000,000      1,995,893
Chevron Texico Inc.
  1.780%, 09/24/02....................   2,000,000      1,993,572
General Electric Capital
  1.870%, 07/02/02....................     400,000        399,979
International Lease Finance Corp
  1.840%, 10/08/02....................   2,000,000      1,989,880
Morgan Stanley Group
  1.770%, 07/08/02....................   1,100,000      1,099,622
Verizon Network Funding
  1.950%, 11/15/02....................   2,000,000      1,985,158
                                                     ------------
TOTAL COMMERCIAL PAPER
  (cost $11,962,280)..................                 11,962,280
                                                     ------------
                                          SHARES
                                        ----------
MONEY MARKET FUNDS -- 5.30%
Federated Prime Obligation Fund.......   2,810,596      2,810,596
Harris Insight Money Market Fund......   2,737,666      2,737,666
Janus Institutional Money Market
  Fund................................   2,849,639      2,849,639
                                                     ------------
TOTAL MONEY MARKET FUNDS
  (cost $8,397,901)...................                  8,397,901
                                                     ------------
TOTAL INVESTMENTS -- 100.06%
  (cost $135,267,730).................                158,537,739
                                                     ------------
LIABILITIES LESS OTHER
  ASSETS -- (0.06%)...................                    (88,904)
                                                     ------------
NET ASSETS -- 100.00%.................               $158,448,835
                                                     ============

* Non-income producing

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2002
--------------------------------------------------------------------------------

COUNTRY BALANCED FUND

                                            SHARES        VALUE
                                           ---------   -----------
COMMON STOCK -- 57.47%
CONSUMER DISCRETIONARY -- 5.35%
Gentex Corp.*............................     7,500    $   206,025
Home Depot, Inc. ........................     3,800        139,574
Jones Apparel Group, Inc.*...............     4,900        183,750
Target Corp. ............................     3,000        114,300
Tribune Co. .............................     4,000        174,000
Wal-Mart Stores, Inc. ...................     4,500        247,545
                                                       -----------
                                                         1,065,194
                                                       -----------
CONSUMER STAPLES -- 8.44%
Albertson's, Inc. .......................     5,400        164,484
Coca-Cola Co. ...........................     4,000        224,000
CVS Corp. ...............................     6,000        183,600
Fox Entertainment Group, Inc.*...........     7,000        152,250
Kimberly-Clark Corp. ....................     4,200        260,400
Newell Rubbermaid, Inc. .................     6,800        238,408
Philip Morris Companies, Inc. ...........     3,500        152,880
Procter & Gamble Co. ....................     3,400        303,620
                                                       -----------
                                                         1,679,642
                                                       -----------
ENERGY -- 6.68%
Apache Corp. ............................     3,630        208,652
Diamond Offshore Drilling, Inc. .........     4,800        136,800
Exxon Mobil Corp. .......................     5,800        237,336
Halliburton Co. .........................    12,400        197,656
Phillips Petroleum Co. ..................     4,400        259,072
Royal Dutch Petroleum Co., ADR...........     4,000        221,080
Schlumberger Ltd. .......................     1,500         69,750
                                                       -----------
                                                         1,330,346
                                                       -----------
FINANCE -- 10.79%
Allstate Corp. ..........................     5,000        184,900
American Express Co. ....................     3,400        123,488
American International Group, Inc. ......     4,000        272,920
Bank of America Corp. ...................     3,055        214,950
Bank of New York Co., Inc. ..............     5,600        189,000
Bank One Corp. ..........................     5,000        192,400
Citigroup, Inc. .........................     5,093        197,354
Fannie Mae...............................     2,800        206,500
Washington Mutual, Inc. .................     6,500        241,215
Wells Fargo Co. .........................     6,500        325,390
                                                       -----------
                                                         2,148,117
                                                       -----------
HEALTH -- 6.11%
Abbott Laboratories......................     4,000        150,600
Biogen, Inc.*............................     3,600        149,148
Bristol-Myers Squibb Co. ................     5,900        151,630
Johnson & Johnson........................     4,500        235,170
Merck & Co., Inc. .......................     4,600        232,944
Pfizer, Inc. ............................     5,300        185,500
Schering Plough Corp. ...................     4,500        110,700
                                                       -----------
                                                         1,215,692
                                                       -----------
INDUSTRIAL -- 5.59%
American Power Conversion Co.*...........    12,000        151,560
Caterpillar, Inc. .......................     3,200        156,640
Emerson Electric Co. ....................     2,800        149,828
FedEx Corp. .............................     3,200        170,880
General Electric Co. ....................    10,000        290,500
Masco Corp. .............................     7,100        192,481
                                                       -----------
                                                         1,111,889
                                                       -----------
MATERIALS -- 1.06%
Alcoa, Inc. .............................     4,000        132,600
Newmont Mining Corp. ....................     3,000         78,990
                                                       -----------
                                                           211,590
                                                       -----------

                                            SHARES        VALUE
                                           ---------   -----------
TECHNOLOGY -- 8.00%
Analog Devices, Inc.*....................     4,300    $   127,710
Cisco Systems, Inc.*.....................     9,800        136,710
Electronic Data Systems Corp. ...........     3,800        141,170
EMC Corp. ...............................     8,800         66,440
Intel Corp. .............................     8,000        146,160
International Business Machines Corp. ...     2,400        172,800
International Rectifier Corp.*...........     4,200        122,430
Microsoft Corp.*.........................     6,400        350,080
Siebel Systems Inc.*.....................     8,800        125,136
Sun Microsystems, Inc.*..................    18,000         90,180
Tellabs, Inc.*...........................    18,300        113,460
                                                       -----------
                                                         1,592,276
                                                       -----------
TELECOMMUNICATIONS -- 2.79%
ALLTEL Corp. ............................     3,400        159,800
BellSouth Corp. .........................     3,000         94,500
SBC Communications, Inc. ................     4,194        127,917
Verizon Communications, Inc. ............     4,322        173,528
                                                       -----------
                                                           555,745
                                                       -----------
UTILITIES -- 2.66%
Calpine Corp.*...........................    16,000        112,480
NICOR, Inc. .............................     4,500        205,875
Progress Energy, Inc. CVO*...............     3,600        187,236
Williams Companies, Inc. ................     4,000         23,960
                                                       -----------
                                                           529,551
                                                       -----------
TOTAL COMMON STOCK
  (cost $9,858,422)......................               11,440,042
                                                       -----------
                                           PRINCIPAL
                                            AMOUNT
                                           ---------
BONDS AND NOTES -- 37.96%
ASSET BACKED -- 5.42%
Chemical Master Credit Card Trust
  5.980%, 09/15/08.......................  $200,000        212,153
CPL Transition Funding, LLC
  3.540%, 01/15/07.......................   300,000        302,546
Discover Card Master Trust I
  5.600%, 05/16/06.......................   250,000        259,875
Green Tree Financial Corp.
  6.870%, 01/15/29.......................    87,673         92,090
The Money Store Home Equity Trust
  8.140%, 10/15/27.......................   200,000        212,483
                                                       -----------
                                                         1,079,147
                                                       -----------
AUTO -- 0.57%
General Motors Acceptance
  8.875%, 06/01/10.......................   100,000        112,558
                                                       -----------
BANKING -- 1.17%
Citicorp
  7.200%, 06/15/07.......................   100,000        110,084
International American Development Bank
  8.875%, 06/01/09.......................   100,000        123,173
                                                       -----------
                                                           233,257
                                                       -----------
CHEMICALS -- 0.51%
Du Pont E.I. De Nemours & Co.
  6.750%, 10/15/02.......................   100,000        101,338
                                                       -----------
ENERGY -- 0.52%
Amoco Canada Petroleum Co.
  7.950%, 10/01/22.......................   100,000        104,377
                                                       -----------

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2002
--------------------------------------------------------------------------------

COUNTRY BALANCED FUND (CONTINUED)

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
FINANCE -- 2.01%
Household Finance Corp.
  6.400%, 06/17/08.......................  $200,000    $   200,884
Morgan Stanley Dean Witter Capital
  5.740%, 12/15/35.......................   200,000        199,750
                                                       -----------
                                                           400,634
                                                       -----------
FOOD & BEVERAGE -- 2.90%
Campbell Soup Co.
  4.750%, 10/01/03.......................   200,000        204,494
Coca-Cola Co.
  6.625%, 10/01/02.......................   100,000        101,157
Coca-Cola Enterprises
  7.000%, 10/01/26.......................   250,000        270,869
                                                       -----------
                                                           576,520
                                                       -----------
RETAILING -- 2.08%
Sears Roebuck Credit Account Master Trust
  5.650%, 03/17/09.......................   200,000        208,947
Sears Roebuck Acceptance Corp.
  6.000%, 03/20/03.......................   200,000        204,810
                                                       -----------
                                                           413,757
                                                       -----------
TELEPHONE UTILITY -- 2.15%
Bell Telephone Co of PA Putable
  8.350%, 12/15/30.......................   200,000        217,607
BellSouth Capital Funding Corp.
  6.040%, 11/15/26.......................   200,000        210,319
                                                       -----------
                                                           427,926
                                                       -----------
TRANSPORTATION -- 1.06%
Norfolk Southern Corp.
  7.050%, 05/01/37.......................   200,000        210,793
                                                       -----------
U.S. GOVERNMENT AGENCIES -- 14.73%
Federal Home Loan Mortgage Corp.
  10.150%, 04/15/06......................       391            393
  6.000%, 12/15/08.......................   200,000        210,019
  6.625%, 09/15/09.......................   200,000        219,689
  6.250%, 03/05/12.......................   300,000        307,149
  6.400%, 09/25/28.......................   250,000        258,047
Federal National Mortgage Association
  6.375%, 06/15/09.......................   250,000        270,804
  6.000%, 02/18/21.......................   300,000        308,438
  6.247%, 03/17/21.......................   184,736        190,673
Government National Mortgage Association
  9.000%, 05/15/09.......................     6,650          7,252
  9.500%, 06/15/09.......................     3,009          3,346
  9.500%, 08/15/09.......................       842            936
  9.000%, 07/15/16.......................    15,919         17,603
  6.500%, 07/15/29.......................   216,897        222,370
  6.000%, 06/15/31.......................   466,321        467,019
  6.000%, 02/15/32.......................   293,209        293,627
Tennessee Valley Authority Bonds
  5.375%, 11/13/08.......................   150,000        154,422
                                                       -----------
                                                         2,931,787
                                                       -----------

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
U.S. GOVERNMENT OBLIGATIONS -- 4.84%
U.S. Treasury Bonds
  11.625%, 11/15/04......................  $100,000    $   119,309
  6.125%, 08/15/29.......................   200,000        212,474
U.S. Treasury Notes
  6.875%, 05/15/06.......................   200,000        222,102
  5.000%, 08/15/11.......................   200,000        202,840
  3.375%, 01/15/12.......................   201,356        206,422
                                                       -----------
                                                           963,147
                                                       -----------
TOTAL BONDS AND NOTES
  (cost $7,225,866)......................                7,555,241
                                                       -----------

COMMERCIAL PAPER -- 3.01%
ABN AMRO
  1.700%, 07/08/02.......................   200,000        199,934
Prudential Funding
  1.680%, 07/03/02.......................   200,000        199,981
USAA Capital Corp.
  1.740%, 07/08/02.......................   200,000        199,932
                                                       -----------
TOTAL COMMERCIAL PAPER
  (cost $599,847)........................                  599,847
                                                       -----------
                                            SHARES
                                           ---------
MONEY MARKET FUNDS -- 1.68%
Janus Institutional Money Market Fund....    93,345         93,345
Federated Prime Obligation Fund..........   241,839        241,839
                                                       -----------
TOTAL MONEY MARKET FUNDS
  (cost $335,184)........................                  335,184
                                                       -----------
TOTAL INVESTMENTS -- 100.12%
  (cost $18,019,319).....................               19,930,314
                                                       -----------
LIABILITIES LESS OTHER
  ASSETS -- (0.12%)......................                  (24,477)
                                                       -----------
NET ASSETS -- 100.00%....................              $19,905,837
                                                       ===========

* Non-income producing.

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2002
--------------------------------------------------------------------------------

COUNTRY TAX EXEMPT BOND FUND

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
MUNICIPAL BONDS
  (TAX EXEMPT) -- 97.51%
ALABAMA -- 5.27%
Alabama Drinking Water Financing
  Authority
  4.100%, 08/15/07.....................  $  500,000   $   520,880
Alabama State Public School and College
  Authority
  5.000%, 02/01/08.....................     250,000       269,335
                                                      -----------
                                                          790,215
                                                      -----------
ARIZONA -- 3.78%
Maricopa County, School District #93
  Cave Creek Arizona Unlimited Tax
  General Obligation
  6.400%, 07/01/06.....................     500,000       566,685
                                                      -----------
CALIFORNIA -- 7.50%
California State Public Works Lease
  Revenue
  5.250%, 06/01/11.....................     750,000       825,975
City of Fresno, California Sewer System
  Revenue
  6.250%, 09/01/14.....................     250,000       298,573
                                                      -----------
                                                        1,124,548
                                                      -----------
COLORADO -- 9.62%
Arapahoe County, School District #5
  Cherry Creek Colorado Unlimited
  General Obligation
  5.500%, 12/15/09.....................     500,000       561,865
Colorado Springs, Colorado Utilities
  Revenue Bonds
  5.250%, 11/15/08.....................     400,000       440,328
  5.250%, 11/15/09.....................     400,000       440,384
                                                      -----------
                                                        1,442,577
                                                      -----------
FLORIDA -- 7.08%
Broward County, Florida, Resource
  Recovery Revenue
  5.375%, 12/01/10.....................     750,000       791,250
Seacoast, Florida Utilities Authority
  Water and Sewer Utility Revenue Bonds
  5.000%, 03/01/08.....................     250,000       269,980
                                                      -----------
                                                        1,061,230
                                                      -----------
GEORGIA -- 1.85%
Atlanta, Georgia Airport Revenue Bonds,
  Revenue Bonds, Series A
  5.750%, 01/01/11.....................     250,000       278,013
                                                      -----------
ILLINOIS -- 4.92%
Northwest Suburban Municipal Joint
  Action Water Agency Illinois Contract
  Revenue
  6.450%, 05/01/07.....................     400,000       455,972
Regional Transportation Authority
  Illinois Limited Tax General
  Obligation
  5.750%, 06/01/11.....................     250,000       281,460
                                                      -----------
                                                          737,432
                                                      -----------

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
INDIANA -- 3.90%
Indiana University Trustee Revenue
  Bonds, Student Fees
  5.700%, 08/01/10.....................  $  550,000   $   584,573
                                                      -----------
MASSACHUSETTS -- 0.72%
Massachusetts State Grant Anticipation
  Notes Revenue Bond, Series B
  5.000%, 12/15/08.....................     100,000       108,760
                                                      -----------
MICHIGAN -- 6.51%
Michigan Municipal Board Authority
  Revenue Bonds
  5.500%, 10/01/05.....................     500,000       545,900
Michigan State Hospital Financing
  Authority Revenue Ascension Health
  Credit, Series A
  5.500%, 11/15/06.....................     400,000       430,916
                                                      -----------
                                                          976,816
                                                      -----------
MISSISSIPPI -- 4.93%
Mississippi State Highway, Series #39
  Revenue Bonds
  5.250%, 06/01/08.....................     675,000       740,003
                                                      -----------
MISSOURI -- 8.00%
Cape Girardeau, Missouri Waterworks
  System Revenue
  7.450%, 03/01/05.....................     500,000       542,950
Missouri State Environmental
  Improvement & Energy Resource
  Authority Pollution Control Revenue
  Bonds
  5.250%, 12/01/09.....................     250,000       267,325
Missouri State Health and Educational
  Facilities Revenue Bonds
  6.000%, 05/15/07.....................     350,000       388,847
                                                      -----------
                                                        1,199,122
                                                      -----------
NEW JERSEY -- 5.65%
Essex County, New Jersey Unlimited
  General Obligation
  5.000%, 08/01/07.....................     250,000       272,122
New Jersey State Unlimited General
  Obligation 6.000%, 02/15/11..........     500,000       574,515
                                                      -----------
                                                          846,637
                                                      -----------

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2002
--------------------------------------------------------------------------------

COUNTRY TAX EXEMPT BOND FUND (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
NORTH CAROLINA -- 3.68%
Guilford County, North Carolina General
  Obligation Unlimited, Series B
  5.000%, 10/01/11.....................  $  250,000   $   269,325
North Carolina Eastern Municipal Power
  Agency System Revenue
  7.000%, 01/01/08.....................     250,000       283,185
                                                      -----------
                                                          552,510
                                                      -----------
PENNSYLVANIA -- 1.78%
Northampton Country, Pennsylvania
  Authority Revenue Bonds
  5.000%, 10/01/04.....................     250,000       266,215
                                                      -----------
TEXAS -- 6.95%
Alvarado, Texas Independent School
  District
  6.800%, 02/15/10.....................     420,000       497,288
United Independent School District
  Unlimited General Obligation, Texas
  6.700%, 08/15/08.....................     465,000       544,450
                                                      -----------
                                                        1,041,738
                                                      -----------
UTAH -- 5.84%
Iron County, Utah School District
  General Obligation Unlimited
  5.500%, 01/15/10.....................     500,000       551,685
Utah State Board Regents Revenue Bonds
  5.500%, 08/01/05.....................     300,000       324,237
                                                      -----------
                                                          875,922
                                                      -----------
WASHINGTON -- 2.47%
Washington State Public Power Supply
  Systems Nuclear Project #2 Revenue
  Bonds Series A
  5.750%, 07/01/09.....................     335,000       371,059
                                                      -----------

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
WISCONSIN -- 7.06%
Milwaukee, Wisconsin Unlimited
  General Obligation
  5.000%, 12/15/07.....................  $  500,000   $   544,705
Wisconsin Housing and Economic
  Development Authority Bonds
  4.350%, 11/01/09.....................     500,000       514,320
                                                      -----------
                                                        1,059,025
                                                      -----------
TOTAL MUNICIPAL BONDS
  (cost $13,955,039)...................                14,623,080
                                                      -----------
                                           SHARES
                                         ----------
TAX EXEMPT MONEY MARKET FUND -- 1.48%
  (cost $222,540)
Vanguard Tax-Exempt Money Market
  Fund.................................     222,540       222,540
                                                      -----------
TOTAL INVESTMENTS -- 98.99%
  (cost $14,177,579)...................                14,845,620
                                                      -----------
CASH AND OTHER ASSETS NET OF
  LIABILITIES -- 1.01%.................                   151,245
                                                      -----------
NET ASSETS -- 100.00%..................               $14,996,865
                                                      ===========

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2002
--------------------------------------------------------------------------------

COUNTRY SHORT-TERM BOND FUND

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
BONDS AND NOTES -- 82.16%
U.S. GOVERNMENT AGENCIES -- 26.93%
Federal Farm Credit Bank
  5.000%, 02/03/03.....................  $  500,000   $   508,741
Federal Home Loan Bank
  4.340%, 06/17/05.....................   1,000,000     1,005,232
Federal Home Loan Mortgage Corp.
  5.500%, 11/25/05.....................     601,040       605,954
  5.500%, 12/15/05.....................   1,000,000     1,031,862
Federal National Mortgage Association
  6.250%, 11/15/02.....................   1,000,000     1,015,852
  5.750%, 04/15/03.....................     500,000       514,174
  6.500%, 08/01/04.....................     617,253       635,567
Private Export Funding
  6.450%, 09/30/04.....................   1,000,000     1,069,081
  7.650%, 05/15/06.....................   1,500,000     1,690,373
Rowan Co., Inc.
  5.880%, 03/15/12.....................     909,000       949,571
                                                      -----------
                                                        9,026,407
                                                      -----------
ASSET BACKED -- 19.38%
CIT Equipment Collateral
  4.030%, 01/20/06.....................     500,000       507,356
CPL Transition Funding, LLC
  3.540%, 01/15/07.....................     500,000       504,244
Citibank Credit Card Issuance Trust
  4.100%, 12/07/06.....................   1,000,000     1,013,375
Discover Credit Card Master Trust
  5.600%, 05/16/06.....................     300,000       311,850
First USA Credit Card Master Trust
  6.420%, 03/17/05.....................     250,000       250,747
Ford Credit Auto Owner Trust
  3.620%, 01/15/06.....................   1,000,000     1,012,338
Honda Auto Receivables Owner Trust
  3.500%, 10/17/05.....................     300,000       303,217
MBNA Master Credit Card Trust
  5.250%, 02/15/06.....................     750,000       774,602
MMCA Automobile Trust
  4.150%, 05/15/06.....................     300,000       305,096
Reliant Energy Transition Bond Co.
  3.840%, 09/15/07.....................   1,000,000     1,010,088
Toyota Auto Receivables Owner Trust
  4.000%, 07/15/05.....................     500,000       502,342
                                                      -----------
                                                        6,495,255
                                                      -----------
CORPORATE BONDS -- 28.66%
AT&T Corp.
  5.625%, 03/15/04.....................     500,000       460,216
Abbott Laboratories
  5.125%, 07/01/04.....................   1,000,000     1,034,352
Carolina Power & Light
  7.875%, 04/15/04.....................     500,000       533,694
Caterpillar Finance Service Corp.
  4.690%, 04/25/05.....................     500,000       510,602
Citigroup, Inc.
  5.700%, 02/06/04.....................     700,000       728,293
Ford Motor Credit Corp.
  7.500%, 06/15/04.....................     500,000       521,255
Gannett Co., Inc.
  4.950%, 04/01/05.....................     500,000       510,424

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
General Electric Capital Corp.
  5.375%, 04/23/04.....................  $1,350,000   $ 1,403,343
General Motors Acceptance Corp.
  6.380%, 01/30/04.....................     500,000       518,236
International Lease Finance Corp.
  4.750%, 01/18/05.....................     500,000       506,479
John Deere Capital Corp.
  4.125%, 12/05/03.....................     500,000       505,008
Merrill Lynch & Co.
  4.540%, 03/08/05.....................     500,000       506,535
New York Telephone Co.
  4.875%, 01/01/06.....................     600,000       592,643
Wal-Mart Stores
  4.375%, 08/01/03.....................     500,000       510,894
Walt Disney Co.
  4.500%, 09/15/04.....................     500,000       505,432
West Penn Power Co.
  6.375%, 06/01/04.....................     250,000       261,315
                                                      -----------
                                                        9,608,721
                                                      -----------
MORTGAGED BACKED -- 7.19%
Bank of America Commercial Mortgage
  Inc.
  4.334%, 06/11/35.....................     494,134       500,587
First Union National Bank Commercial
  Mortgage
  5.196%, 08/15/23.....................     880,434       907,782
GE Capital Commercial Mortgage Corp.
  5.033%, 12/10/35.....................     977,652     1,002,134
                                                      -----------
                                                        2,410,503
                                                      -----------
TOTAL BONDS AND NOTES
  (cost $26,838,496)...................                27,540,886
                                                      -----------

COMMERCIAL PAPER -- 11.33%
AIG Funding, Inc.
  1.760%, 07/08/02.....................     500,000       499,829
American Express Credit Corp.
  1.750%, 07/15/02.....................   1,000,000       999,319
Morgan Stanley Group
  1.770%, 07/08/02.....................   1,500,000     1,499,484
USAA Capital Corp.
  1.740%, 07/08/02.....................     800,000       799,729
                                                      -----------
TOTAL COMMERCIAL PAPER
  (cost $3,798,361)....................                 3,798,361
                                                      -----------
                                           SHARES
                                         ----------
MONEY MARKET FUNDS -- 5.86%
Federated Prime Obligation Fund........   1,055,920     1,055,920
Janus Institutional Money Market
  Fund.................................     911,183       911,183
                                                      -----------
TOTAL MONEY MARKET FUNDS
  (cost $1,967,103)....................                 1,967,103
                                                      -----------
TOTAL INVESTMENTS -- 99.35%
  (cost $32,603,960)...................                33,306,350
                                                      -----------
CASH AND OTHER ASSETS NET OF
  LIABILITIES -- 0.65%.................                   216,582
                                                      -----------
NET ASSETS -- 100.00%..................               $33,522,932
                                                      ===========

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2002
--------------------------------------------------------------------------------

COUNTRY BOND FUND

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
BONDS AND NOTES -- 87.47%
U.S. GOVERNMENT AGENCIES -- 7.93%
Federal Farm Credit Bank
  6.690%, 09/08/10.....................  $  500,000   $   549,297
Federal Home Loan Bank
  5.750%, 05/15/12.....................     500,000       514,467
Federal Home Loan Mortgage Corp.
  6.250%, 03/05/12.....................     800,000       819,064
  6.625%, 09/15/09.....................     400,000       439,378
Federal National Mortgage Association
  6.375%, 06/15/09.....................     750,000       812,411
Private Export Funding
  5.685%, 05/15/12.....................     250,000       255,997
Tennessee Valley Authority
  5.375%, 11/13/08.....................     350,000       360,318
                                                      -----------
                                                        3,750,932
                                                      -----------
U.S. GOVERNMENT OBLIGATIONS -- 5.44%
U.S. Treasury Bonds
  5.250%, 11/15/28.....................     750,000       705,395
  6.125%, 08/15/29.....................   1,250,000     1,327,965
  6.250%, 05/15/30.....................     500,000       541,778
                                                      -----------
                                                        2,575,138
                                                      -----------
ASSET BACKED -- 8.09%
California Infrastructure PG & E
  6.420%, 09/25/08.....................   1,000,000     1,063,735
Discover Credit Card Master Trust
  5.850%, 01/17/06.....................     500,000       517,685
First USA Credit Card Master Trust
  6.420%, 03/17/05.....................     250,000       250,747
Green Tree Financial Corp.
  6.870%, 01/15/29.....................     175,346       184,181
GS Mortgage Securities Corp. II
  6.620%, 10/18/30.....................     300,000       313,481
Merrill Lynch Mortgage Investors, Inc.
  7.370%, 06/15/08.....................     303,751       326,532
The Money Store Home Equity Trust
  5.675%, 02/15/09.....................      77,345        78,678
  8.140%, 10/15/27.....................     350,000       371,845
Morgan Stanley Capital I
  6.760%, 11/15/08.....................     329,849       351,420
Sears Credit Account Master Trust
  5.650%, 03/17/09.....................     350,000       365,657
                                                      -----------
                                                        3,823,961
                                                      -----------
CORPORATE BOND -- 38.03%
AT&T Corp.
  5.625%, 03/15/04.....................     400,000       368,172
Abbott Laboratories Corp.
  5.400%, 09/15/08.....................     500,000       509,008
Allstate Corp.
  7.200%, 12/01/09.....................     600,000       660,904
American General Finance Corp.
  5.750%, 03/15/07.....................     400,000       414,343
Ameritech Capital Funding
  5.950%, 01/15/38.....................     700,000       716,962
Amoco Canada Petroleum Co.
  7.950%, 10/01/22.....................     500,000       521,887
Asian Development Bank
  5.593%, 07/16/18.....................     500,000       513,092
Burlington Northern Santa Fe
  6.940%, 01/02/14.....................     235,591       238,563
  6.530%, 07/15/37.....................     400,000       413,028
Canadian National Railway Co.
  6.450%, 07/15/36.....................     400,000       423,482
Central Illinois Public Service Co.
  7.610%, 06/01/17.....................     300,000       310,946

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
Citicorp
  7.200%, 06/15/07.....................  $  250,000   $   275,209
Coca-Cola Enterprises
  7.000%, 10/01/26.....................     500,000       541,738
Conagra, Inc.
  6.700%, 08/01/27.....................     200,000       207,324
Conoco Funding Co.
  6.350%, 10/15/11.....................     600,000       623,147
CSX Corp.
  6.420%, 06/15/10.....................     250,000       259,227
CSX Transportation, Inc.
  6.500%, 04/15/14.....................     600,000       629,519
Delphi Auto Systems Corp.
  6.125%, 05/01/04.....................     500,000       518,096
Federal Express Corp.
  6.720%, 01/15/22.....................     371,963       385,445
Florida Power Corp.
  6.000%, 07/01/03.....................     400,000       410,590
Ford Motor Credit Co.
  7.200%, 06/15/07.....................     600,000       616,734
General Electric Credit Co.
  6.500%, 11/01/06.....................     300,000       322,275
General Motors Acceptance Corp.
  6.750%, 01/15/06.....................     500,000       519,510
GTE Corp.
  6.360% 04/15/06......................     400,000       411,510
GTE South, Inc.
  6.125%, 06/15/07.....................     200,000       203,141
Halliburton Co.
  6.750%, 02/01/27.....................     100,000        97,933
Household Finance Corp.
  6.400%, 06/17/08.....................     500,000       502,211
Madison Gas & Electric Co.
  6.020%, 09/15/08.....................     300,000       298,786
Merrill Lynch & Co., Inc.
  7.150%, 07/30/12.....................     350,000       351,351
Norfolk Southern Corp.
  7.050%, 05/01/37.....................     350,000       368,887
Northwest Airlines Corp.
  7.935%, 10/01/20.....................     649,255       688,127
Oklahoma Gas & Electric Co.
  6.650%, 07/15/27.....................     250,000       266,550
Procter & Gamble Co.
  5.250%, 09/15/03.....................     500,000       514,207
Progress Energy, Inc.
  7.100%, 03/01/11.....................     200,000       211,694
  6.850%, 04/15/12.....................     400,000       417,467
Province of Ontario
  5.500%, 10/01/08.....................     400,000       415,796
Salomon Smith Barney Holding
  6.250%, 05/15/03.....................     250,000       258,312
Sears Roebuck Acceptance Corp.
  6.000%, 03/20/03.....................     200,000       204,810
Suntrust Capital II
  7.900%, 06/15/27.....................     200,000       210,354
Time Warner, Inc.
  6.950%, 01/15/28.....................     600,000       490,662
Union Pacific Railroad
  6.630%, 01/27/22.....................     400,000       410,343
Wachovia Corp.
  6.605%, 10/01/25.....................     600,000       636,191
Walt Disney Co.
  6.375%, 03/01/12.....................     300,000       306,098
Wisconsin Bell Telephone Co.
  6.350%, 12/01/26.....................     300,000       319,904
                                                      -----------
                                                       17,983,535
                                                      -----------

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2002
--------------------------------------------------------------------------------

COUNTRY BOND FUND (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
MORTGAGE BACKED -- 27.57%
Federal Home Loan Mortgage Corp.
  6.000%, 03/15/09.....................  $  255,423   $   259,468
  7.000%, 03/01/12.....................   1,265,986     1,336,679
  5.000%, 05/15/21.....................     625,000       633,259
  6.400%, 09/25/28.....................     500,000       516,093
Federal National Mortgage Association
  6.000%, 02/18/21.....................     300,000       308,438
  6.247%, 03/17/21.....................     378,708       390,880
  6.500%, 09/25/22.....................     200,000       210,938
Government National Mortgage
  Association
  8.000%, 07/15/26.....................     688,250       735,916
  6.500%, 04/15/26.....................     749,296       770,335
  6.500%, 07/15/29.....................   1,229,853     1,260,886
  7.500%, 11/15/29.....................     690,538       729,894
  6.000%, 06/15/31.....................   3,730,105     3,735,690
  6.000%, 02/15/32.....................     684,153       685,129
Heller Financial Co.
  7.750%, 11/15/09.....................     400,000       453,193
Ingersoll Rand Co.
  6.015%, 02/15/28.....................     400,000       409,698
J.P. Morgan Commercial Mortgage Finance
  Corp.
  7.088%, 09/15/29.....................     556,000       603,256
                                                      -----------
                                                       13,039,752
                                                      -----------
MUNICIPAL -- 0.41%
Wisconsin State Unlimited General
  Obligation 6.550%, 11/01/05..........     180,000       191,891
                                                      -----------
TOTAL BONDS AND NOTES
  (cost $39,710,076) ..................                41,365,209
                                                      -----------

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------

COMMERCIAL PAPER -- 9.94%
ABN Amro North America
  1.700%, 07/08/02.....................  $1,000,000   $   999,669
American Express Credit Corp.
  1.750%, 07/15/02.....................   1,102,000     1,101,250
General Electric Capital
  1.870%, 07/02/02.....................     600,000       599,969
Prudential Funding
  1.680%, 07/03/02.....................   1,000,000       999,907
USAA Capital Corp.
  1.740%, 07/08/02.....................   1,000,000       999,662
                                                      -----------
TOTAL COMMERCIAL PAPER
  (cost $4,700,457)....................                 4,700,457
                                                      -----------
                                           SHARES
                                         ----------
MONEY MARKET FUNDS -- 1.59%
Federated Prime Obligation Fund........     284,124       284,124
Janus Institutional Money Market
  Fund.................................     467,667       467,667
                                                      -----------
TOTAL MONEY MARKET FUNDS
  (cost $751,791) .....................                   751,791
                                                      -----------
TOTAL INVESTMENTS -- 99.00%
  (cost $45,162,324) ..................                46,817,457
                                                      -----------
CASH AND OTHER ASSETS NET OF
  LIABILITIES -- 1.00% ................                   472,988
                                                      -----------
NET ASSETS -- 100.00% .................               $47,290,445
                                                      ===========

                       See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2002
--------------------------------------------------------------------------------

                                                      COUNTRY        COUNTRY       COUNTRY       COUNTRY       COUNTRY
                                                       GROWTH       BALANCED     TAX EXEMPT    SHORT-TERM       BOND
                                                        FUND          FUND        BOND FUND     BOND FUND       FUND
                                                    ------------   -----------   -----------   -----------   -----------
ASSETS:
  Investments in securities:
    At cost.......................................  $135,267,730   $18,019,319   $14,177,579   $32,603,960   $45,162,324
                                                    ============   ===========   ===========   ===========   ===========
    At value......................................  $158,537,739   $19,930,314   $14,845,620   $33,306,350   $46,817,457
  Receivable for capital stock sold...............        19,694         3,930            --             5        58,040
  Dividends receivable............................       168,415        13,605            --            --            --
  Interest receivable.............................        16,139        69,172       192,607       264,916       499,592
  Prepaid expenses and other assets...............         4,787         3,138         1,195         5,978         1,538
                                                    ------------   -----------   -----------   -----------   -----------
    Total assets..................................   158,746,774    20,020,159    15,039,422    33,577,249    47,376,627
                                                    ------------   -----------   -----------   -----------   -----------
LIABILITIES:
  Payable for securities purchased................            --        55,902            --            --            --
  Payable for capital stock redeemed..............        27,723            --            --        12,661        17,456
  Payable to Advisor..............................       100,333        12,500         6,158         7,937        12,277
  Accrued expenses and other liabilities..........       169,883        45,920        36,399        33,719        56,449
                                                    ------------   -----------   -----------   -----------   -----------
    Total liabilities.............................       297,939       114,322        42,557        54,317        86,182
                                                    ------------   -----------   -----------   -----------   -----------
NET ASSETS........................................  $158,448,835   $19,905,837   $14,996,865   $33,522,932   $47,290,445
                                                    ============   ===========   ===========   ===========   ===========
NET ASSETS CONSIST OF:
  Paid in capital.................................  $135,679,237   $18,155,485   $14,151,251   $32,558,632   $45,574,589
  Undistributed net investment income.............       499,215        10,866         7,204        15,471        31,990
  Accumulated net realized gain (loss) on
    investments...................................      (999,626)     (171,509)      170,369       246,439        28,733
  Unrealized appreciation on investment
    securities....................................    23,270,009     1,910,995       668,041       702,390     1,655,133
                                                    ------------   -----------   -----------   -----------   -----------
    Total -- representing net assets applicable to
      outstanding capital stock...................  $158,448,835   $19,905,837   $14,996,865   $33,522,932   $47,290,445
                                                    ============   ===========   ===========   ===========   ===========
CLASS Y:
  Net assets......................................  $157,629,910   $19,595,815   $14,985,744   $33,409,748   $47,149,434
  Shares outstanding..............................     8,093,406     1,451,438     1,688,639     3,222,906     4,507,146
  Net asset value, redemption price and offering
    price per share...............................        $19.48        $13.50         $8.87        $10.37        $10.46
CLASS A:
  Net assets......................................      $818,925      $310,022       $11,121      $113,184      $141,011
  Shares outstanding..............................        42,061        22,899         1,249        10,863        13,381
  Net asset value and redemption per share........        $19.47        $13.54         $8.90        $10.42        $10.54
  Maximum sales charge of 5.50%, 5.50%, 4.25%,
    2.50%, and 4.25%, respectively................          1.13          0.79          0.40          0.27          0.47
                                                    ------------   -----------   -----------   -----------   -----------
  Maximum offering price per share................        $20.60        $14.33         $9.30        $10.69        $11.01

                       See notes to financial statements

STATEMENTS OF OPERATIONS for the Year Ended June 30, 2002
--------------------------------------------------------------------------------

                                                          COUNTRY        COUNTRY      COUNTRY      COUNTRY      COUNTRY
                                                           GROWTH       BALANCED     TAX EXEMPT   SHORT-TERM      BOND
                                                            FUND          FUND       BOND FUND    BOND FUND       FUND
                                                        ------------   -----------   ----------   ----------   ----------
INVESTMENT INCOME:
  Dividends...........................................  $  2,318,197   $   181,348    $     --    $       --   $       --
  Interest............................................       432,083       454,129     717,359     1,541,745    2,688,317
                                                        ------------   -----------    --------    ----------   ----------
    Total investment income...........................     2,750,280       635,477     717,359     1,541,745    2,688,317
                                                        ------------   -----------    --------    ----------   ----------
EXPENSES:
  Investment advisory fees (Note F)...................     1,287,612       152,262      78,458       156,377      348,649
  12b-1 fees (Note G).................................        33,445         4,167       3,079         6,915        9,687
  Transfer agent fees.................................       102,733        22,682      17,010        20,914       22,827
  Professional fees...................................        87,353        20,224      16,893        13,300       16,645
  Printing............................................        42,841         7,511       4,143         7,042       21,235
  Custody fees........................................        28,473         3,896       5,140         4,332        6,000
  Trustees fees.......................................         3,966           732         942           548          803
  Administration fees.................................       140,755        32,000      31,971        31,309       36,836
  Accounting fees.....................................        52,932        33,413      29,554        28,674       36,442
  Insurance...........................................        12,932         3,376       2,445         2,300        8,249
  Registration fees...................................        23,208         5,025       8,020         3,777        4,029
  Miscellaneous.......................................         1,640         1,474         679         2,008        3,504
                                                        ------------   -----------    --------    ----------   ----------
    Total expenses....................................     1,817,890       286,762     198,334       277,496      514,906
Less: Expenses waived (Note F)........................       (28,473)       (3,896)     (5,140)      (15,499)    (119,770)
                                                        ------------   -----------    --------    ----------   ----------
    Net expenses......................................     1,789,417       282,866     193,194       261,997      395,136
                                                        ------------   -----------    --------    ----------   ----------
NET INVESTMENT INCOME.................................       960,863       352,611     524,165     1,279,748    2,293,181
                                                        ------------   -----------    --------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) IN INVESTMENTS
  (NOTE D):
  Net realized gain (loss) on investments.............      (999,625)     (170,044)    217,299       313,838      259,362
  Net change in unrealized appreciation (depreciation)
    on investments....................................   (23,764,121)   (1,935,198)    107,060       284,876    1,034,726
                                                        ------------   -----------    --------    ----------   ----------
  Net realized and unrealized gain (loss) on
    investments.......................................   (24,763,746)   (2,105,242)    324,359       598,714    1,294,088
                                                        ------------   -----------    --------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................  $(23,802,883)  $(1,752,631)   $848,524    $1,878,462   $3,587,269
                                                        ============   ===========    ========    ==========   ==========

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  COUNTRY GROWTH FUND         COUNTRY BALANCED FUND
                                                              ---------------------------   -------------------------
                                                               YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                06/30/02       06/30/01      06/30/02      06/30/01
                                                              ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income.....................................  $    960,863   $  1,039,188   $   352,611   $   437,921
  Net realized gain (loss) on investments...................      (999,625)     3,853,147      (170,044)      486,564
  Net change in unrealized appreciation (depreciation) of
    investments.............................................   (23,764,121)   (12,285,163)   (1,935,198)   (1,157,523)
                                                              ------------   ------------   -----------   -----------
  Net decrease in net assets resulting from operations......   (23,802,883)    (7,392,828)   (1,752,631)     (233,038)
                                                              ------------   ------------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y
  (NOTE B):
  Net investment income.....................................    (1,032,444)      (494,858)     (342,265)     (434,890)
  Net realized gains on investments.........................      (260,723)   (27,476,069)      (52,323)   (1,945,116)
                                                              ------------   ------------   -----------   -----------
  Total distributions -- Class Y............................    (1,293,167)   (27,970,927)     (394,588)   (2,380,006)
                                                              ------------   ------------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A
  (NOTE B):
  Net investment income.....................................            --             --          (898)           --
  Net realized gains on investments.........................            --             --            --            --
                                                              ------------   ------------   -----------   -----------
  Total distributions -- Class A............................            --             --          (898)           --
                                                              ------------   ------------   -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C):...............     2,688,486     21,715,645     2,125,442    (2,201,276)
                                                              ------------   ------------   -----------   -----------
  Total decrease in net assets..............................   (22,407,564)   (13,648,110)      (22,675)   (4,814,320)
NET ASSETS:
  Beginning of period.......................................   180,856,399    194,504,509    19,928,512    24,742,832
                                                              ------------   ------------   -----------   -----------
  End of period.............................................  $158,448,835   $180,856,399   $19,905,837   $19,928,512
                                                              ============   ============   ===========   ===========

                                                              COUNTRY TAX EXEMPT BOND FUND
                                                              -----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                                06/30/02        06/30/01
                                                              -------------   -------------
OPERATIONS:
  Net investment income.....................................  $    524,165    $    669,691
  Net realized gain on investments..........................       217,299          87,539
  Net change in unrealized appreciation (depreciation) of
    investments.............................................       107,060         414,971
                                                              ------------    ------------
  Net increase in net assets resulting from operations......       848,524       1,172,201
                                                              ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y
  (NOTE B):
  Net investment income.....................................      (522,412)       (663,737)
  Net realized gains on investments.........................       (88,660)       (128,978)
                                                              ------------    ------------
  Total distributions -- Class Y............................      (611,072)       (792,715)
                                                              ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A
  (NOTE B):
  Net investment income.....................................           (89)             --
  Net realized gains on investments.........................            --              --
                                                              ------------    ------------
  Total distributions -- Class A............................           (89)             --
                                                              ------------    ------------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C):...............    (1,238,447)        (59,230)
                                                              ------------    ------------
  Total increase (decrease) in net assets...................    (1,001,084)        320,256
                                                              ------------    ------------
NET ASSETS:
  Beginning of period.......................................    15,997,949      15,677,693
                                                              ------------    ------------
  End of period.............................................  $ 14,996,865    $ 15,997,949
                                                              ============    ============

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              COUNTRY SHORT-TERM BOND FUND        COUNTRY BOND FUND
                                                              -----------------------------   -------------------------
                                                               YEAR ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                06/30/02         06/30/01      06/30/02      06/30/01
                                                              ------------     ------------   -----------   -----------
OPERATIONS:
  Net investment income.....................................  $ 1,279,748      $ 1,411,933    $ 2,293,181   $ 2,361,466
  Net realized gain on investments..........................      313,838           63,287        259,362       445,276
  Net change in unrealized appreciation (depreciation) of
    investments.............................................      284,876          679,006      1,034,726     1,715,233
                                                              -----------      -----------    -----------   -----------
  Net increase in net assets resulting from operations......    1,878,462        2,154,226      3,587,269     4,521,975
                                                              -----------      -----------    -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y
  (NOTE B):
  Net investment income.....................................   (1,278,646)      (1,415,508)    (2,298,741)   (2,342,783)
  Net realized gains on investments.........................      (69,067)              --       (515,064)           --
                                                              -----------      -----------    -----------   -----------
  Total distributions -- Class Y............................   (1,347,713)      (1,415,508)    (2,813,805)   (2,342,783)
                                                              -----------      -----------    -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A
  (NOTE B):
  Net investment income.....................................         (348)              --           (628)           --
  Net realized gains on investments.........................           --               --             --            --
                                                              -----------      -----------    -----------   -----------
  Total distributions -- Class A............................         (348)              --           (628)           --
                                                              -----------      -----------    -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C):...............    4,738,669          526,661      2,608,541     1,729,610
                                                              -----------      -----------    -----------   -----------
  Total increase in net assets..............................    5,269,070        1,265,379      3,381,377     3,908,802
NET ASSETS:
  Beginning of period.......................................   28,253,862       26,988,483     43,909,068    40,000,266
                                                              -----------      -----------    -----------   -----------
  End of period.............................................  $33,522,932      $28,253,862    $47,290,445   $43,909,068
                                                              ===========      ===========    ===========   ===========

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                              COUNTRY GROWTH FUND
                                                              ----------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                              ----------------------------------------------------
                                                                2002       2001       2000       1999       1998
                                                              --------   --------   --------   --------   --------
CLASS Y SHARES
Net asset value, beginning of year..........................  $  22.58   $  27.41   $  27.24   $  23.04   $  22.51
                                                              --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.12       0.14       0.12       0.15       0.17
  Net realized and unrealized gains (losses)................     (3.06)     (1.08)      2.46       5.50       2.19
                                                              --------   --------   --------   --------   --------
    Total from investment operations........................     (2.94)     (0.94)      2.58       5.65       2.36
                                                              --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.13)     (0.15)     (0.16)     (0.15)     (0.15)
  Distributions from capital gains..........................     (0.03)     (3.74)     (2.25)     (1.30)     (1.68)
                                                              --------   --------   --------   --------   --------
    Total distributions.....................................     (0.16)     (3.89)     (2.41)     (1.45)     (1.83)
                                                              --------   --------   --------   --------   --------
Net asset value, end of year................................  $  19.48   $  22.58   $  27.41   $  27.24   $  23.04
                                                              ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN.....................................    -13.10%     -3.87%     10.29%     26.10%     10.98%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $157,630   $180,856   $194,505   $182,070   $160,315
  Ratio of expenses to average net assets:
    Before expense waiver...................................      1.06%      1.12%      1.16%      1.08%      1.02%
    After expense waiver....................................      1.04%      1.10%      1.13%      1.04%      1.00%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................      0.54%      0.53%      0.41%      0.55%      0.73%
    After expense waiver....................................      0.56%      0.55%      0.44%      0.59%      0.75%
Portfolio turnover rate(2)..................................     17.24%     22.23%     30.82%     31.88%     33.06%

                                                                   COUNTRY
                                                                 GROWTH FUND
                                                              -----------------
                                                              MARCH 1, 2002(1)
                                                                   THROUGH
                                                                JUNE 30, 2002
                                                              -----------------
CLASS A SHARES
Net asset value, beginning of period........................       $21.59
                                                                   ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.01
  Net realized and unrealized gains (losses)................        (2.13)
                                                                   ------
    Total from investment operations........................        (2.12)
                                                                   ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................           --
  Distributions from capital gains..........................           --
                                                                   ------
    Total distributions.....................................           --
                                                                   ------
Net asset value, end of period..............................       $19.47
                                                                   ======
TOTAL INVESTMENT RETURN.....................................        -9.82%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $  819
  Ratio of expenses to average net assets:
    Before expense waiver...................................         1.06%*
    After expense waiver....................................         1.04%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         0.54%*
    After expense waiver....................................         0.56%*
Portfolio turnover rate(2)..................................        17.24%

(1) Class A inception date
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 * Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                           COUNTRY BALANCED FUND
                                                              -----------------------------------------------
                                                                           YEARS ENDED JUNE 30,
                                                              -----------------------------------------------
                                                               2002      2001      2000      1999      1998
                                                              -------   -------   -------   -------   -------
CLASS Y SHARES
Net asset value, beginning of year..........................  $ 15.00   $ 16.95   $ 17.12   $ 15.20   $ 14.64
                                                              -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.25      0.31      0.36      0.37      0.39
  Net realized and unrealized gains (losses)................    (1.47)    (0.49)     0.96      2.04      1.22
                                                              -------   -------   -------   -------   -------
    Total from investment operations........................    (1.22)    (0.18)     1.32      2.41      1.61
                                                              -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.24)    (0.31)    (0.36)    (0.37)    (0.39)
  Distributions from capital gains..........................    (0.04)    (1.46)    (1.13)    (0.12)    (0.66)
                                                              -------   -------   -------   -------   -------
    Total distributions.....................................    (0.28)    (1.77)    (1.49)    (0.49)    (1.05)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................  $ 13.50   $ 15.00   $ 16.95   $ 17.12   $ 15.20
                                                              =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.....................................    -8.23%    -1.24%     8.14%    16.22%    11.41%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $19,596   $19,929   $24,743   $23,285   $18,650
  Ratio of expenses to average net assets:
    Before expense waiver...................................     1.41%     1.34%     1.26%     1.22%     1.25%
    After expense waiver....................................     1.39%     1.32%     1.23%     1.16%     1.21%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     1.72%     1.89%     2.13%     2.30%     2.57%
    After expense waiver....................................     1.74%     1.91%     2.16%     2.36%     2.61%
Portfolio turnover rate(2)..................................    16.75%    19.78%    25.85%    33.91%    20.07%

                                                                   COUNTRY
                                                                BALANCED FUND
                                                              -----------------
                                                              MARCH 1, 2002(1)
                                                                   THROUGH
                                                                JUNE 30, 2002
                                                              -----------------
CLASS A SHARES
Net asset value, beginning of period........................       $14.59
                                                                   ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.05
  Net realized and unrealized gains (losses)................        (1.05)
                                                                   ------
    Total from investment operations........................        (1.00)
                                                                   ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.05)
  Distributions from capital gains..........................           --
                                                                   ------
    Total distributions.....................................        (0.05)
                                                                   ------
Net asset value, end of period..............................       $13.54
                                                                   ======
TOTAL INVESTMENT RETURN.....................................        -6.84%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $  310
  Ratio of expenses to average net assets:
    Before expense waiver...................................         1.41%*
    After expense waiver....................................         1.39%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         1.72%*
    After expense waiver....................................         1.74%*
Portfolio turnover rate(2)..................................        16.75%

(1) Class A inception date
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 * Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                       COUNTRY TAX EXEMPT BOND FUND
                                                              -----------------------------------------------
                                                                           YEARS ENDED JUNE 30,
                                                              -----------------------------------------------
                                                               2002      2001      2000      1999      1998
                                                              -------   -------   -------   -------   -------
CLASS Y
Shares Net asset value, beginning of year...................  $  8.74   $  8.53   $  8.65   $  8.95   $  8.70
                                                              -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.30      0.37      0.36      0.36      0.37
  Net realized and unrealized gains (losses)................     0.18      0.28     (0.09)    (0.16)     0.27
                                                              -------   -------   -------   -------   -------
    Total from investment operations........................     0.48      0.65      0.27      0.20      0.64
                                                              -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.30)    (0.37)    (0.36)    (0.36)    (0.37)
  Distributions from capital gains..........................    (0.05)    (0.07)    (0.03)    (0.14)    (0.02)
                                                              -------   -------   -------   -------   -------
    Total distributions.....................................    (0.35)    (0.44)    (0.39)    (0.50)    (0.39)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................  $  8.87   $  8.74   $  8.53   $  8.65   $  8.95
                                                              =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.....................................     5.54%     7.73%     3.16%     2.14%     7.45%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $14,986   $15,998   $15,678   $17,507   $17,669
  Ratio of expenses to average net assets:
    Before expense waiver...................................     1.26%     1.26%     1.17%     1.07%     1.01%
    After expense waiver....................................     1.23%     0.85%     1.08%     1.00%     0.97%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     3.31%     3.81%     4.05%     3.83%     4.13%
    After expense waiver....................................     3.34%     4.22%     4.14%     3.90%     4.17%
Portfolio turnover rate(2)..................................    43.39%    35.37%    16.76%    39.85%    24.83%

                                                                   COUNTRY
                                                                 TAX EXEMPT
                                                                  BOND FUND
                                                              -----------------
                                                              MARCH 1, 2002(1)
                                                                   THROUGH
                                                                JUNE 30, 2002
                                                              -----------------
CLASS A SHARES
  Net asset value, beginning of period......................       $ 8.83
                                                                   ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.07
  Net realized and unrealized gains (losses)................         0.07
                                                                   ------
    Total from investment operations........................         0.14
                                                                   ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.07)
  Distributions from capital gains..........................           --
                                                                   ------
    Total distributions.....................................        (0.07)
                                                                   ------
Net asset value, end of period..............................       $ 8.90
                                                                   ======
TOTAL INVESTMENT RETURN.....................................         1.61%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $   11
  Ratio of expenses to average net assets:
    Before expense waiver...................................         1.26%*
    After expense waiver....................................         1.23%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         3.31%*
    After expense waiver....................................         3.34%*
Portfolio turnover rate(2)..................................        43.39%

(1) Class A inception date
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 * Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                        COUNTRY SHORT-TERM BOND FUND
                                                               -----------------------------------------------
                                                                            YEARS ENDED JUNE 30,
                                                               -----------------------------------------------
                                                                2002      2001      2000      1999      1998
                                                               -------   -------   -------   -------   -------
CLASS Y SHARES
Net asset value, beginning of year..........................   $ 10.18   $  9.91   $  9.99   $ 10.11   $ 10.01
                                                               -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.42      0.52      0.51      0.51      0.54
  Net realized and unrealized gains (losses)................      0.21      0.27     (0.08)    (0.09)     0.10
                                                               -------   -------   -------   -------   -------
    Total from investment operations........................      0.63      0.79      0.43      0.42      0.64
                                                               -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.42)    (0.52)    (0.51)    (0.51)    (0.54)
  Distributions from capital gains..........................     (0.02)       --        --     (0.03)       --
                                                               -------   -------   -------   -------   -------
    Total distributions.....................................     (0.44)    (0.52)    (0.51)    (0.54)    (0.54)
                                                               -------   -------   -------   -------   -------
Net asset value, end of year................................   $ 10.37   $ 10.18   $  9.91   $  9.99   $ 10.11
                                                               =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.....................................      6.37%     8.13%     4.43%     4.27%     6.50%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................   $33,410   $28,254   $26,988   $29,738   $28,309
  Ratio of expenses to average net assets:
    Before expense waiver...................................      0.89%     0.99%     0.90%     0.90%     0.92%
    After expense waiver....................................      0.84%     0.85%     0.84%     0.83%     0.86%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................      4.04%     4.97%     5.06%     4.93%     5.30%
    After expense waiver....................................      4.09%     5.11%     5.12%     5.00%     5.36%
Portfolio turnover rate(2)..................................     74.60%    14.09%     7.95%    29.24%     1.54%

                                                                   COUNTRY
                                                                 SHORT-TERM
                                                                  BOND FUND
                                                              -----------------
                                                              MARCH 1, 2002(1)
                                                                   THROUGH
                                                                JUNE 30, 2002
                                                              -----------------
CLASS A SHARES
Net asset value, beginning of period........................       $10.31
                                                                   ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.06
  Net realized and unrealized gains (losses)................         0.11
                                                                   ------
    Total from investment operations........................         0.17
                                                                   ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.06)
  Distributions from capital gains..........................           --
                                                                   ------
    Total distributions.....................................        (0.06)
                                                                   ------
Net asset value, end of period..............................       $10.42
                                                                   ======
TOTAL INVESTMENT RETURN.....................................         1.64%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $  113
  Ratio of expenses to average net assets:
    Before expense waiver...................................         0.89%*
    After expense waiver....................................         0.84%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         4.04%*
    After expense waiver....................................         4.09%*
Portfolio turnover rate(2)..................................        74.60%

(1) Class A inception date
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 * Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                              COUNTRY BOND FUND
                                                               -----------------------------------------------
                                                                            YEARS ENDED JUNE 30,
                                                               -----------------------------------------------
                                                                2002      2001      2000      1999      1998
                                                               -------   -------   -------   -------   -------
CLASS Y SHARES
Net asset value, beginning of year..........................   $ 10.28   $  9.75   $ 10.01   $ 10.48   $ 10.04
                                                               -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.52      0.57      0.56      0.56      0.56
  Net realized and unrealized gains (losses)................      0.30      0.53     (0.16)    (0.21)     0.45
                                                               -------   -------   -------   -------   -------
    Total from investment operations........................      0.82      1.10      0.40      0.35      1.01
                                                               -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.52)    (0.57)    (0.56)    (0.56)    (0.56)
  Distributions from capital gains..........................     (0.12)       --     (0.10)    (0.26)    (0.01)
                                                               -------   -------   -------   -------   -------
    Total distributions.....................................     (0.64)    (0.57)    (0.66)    (0.82)    (0.57)
                                                               -------   -------   -------   -------   -------
Net asset value, end of year................................   $ 10.46   $ 10.28   $  9.75   $ 10.01   $ 10.48
                                                               =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.....................................      8.15%    11.49%     4.21%     3.29%    10.24%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)........................   $47,149   $43,909   $40,000   $40,734   $38,800
  Ratio of expenses to average net assets:
    Before expense waiver...................................      1.11%     1.17%     1.10%     1.09%     1.12%
    After expense waiver....................................      0.85%     0.85%     0.85%     0.85%     0.89%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................      4.67%     5.29%     5.46%     5.08%     5.24%
    After expense waiver....................................      4.93%     5.61%     5.71%     5.32%     5.47%
Portfolio turnover rate(2)..................................     37.75%    49.90%    42.62%    29.19%    25.11%

                                                                   COUNTRY
                                                                  BOND FUND
                                                              -----------------
                                                              MARCH 1, 2002(1)
                                                                   THROUGH
                                                                JUNE 30, 2002
                                                              -----------------
CLASS A SHARES
Net asset value, beginning of period........................       $10.38
                                                                   ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.08
  Net realized and unrealized gains (losses)................         0.16
                                                                   ------
    Total from investment operations........................         0.24
                                                                   ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.08)
  Distributions from capital gains..........................           --
                                                                   ------
    Total distributions.....................................        (0.08)
                                                                   ------
Net asset value, end of period..............................       $10.54
                                                                   ======
TOTAL INVESTMENT RETURN.....................................         2.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)........................       $  141
  Ratio of expenses to average net assets:
    Before expense waiver...................................         1.11%*
    After expense waiver....................................         0.85%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         4.67%*
    After expense waiver....................................         4.93%*
Portfolio turnover rate(2)..................................        37.75%

(1) Class A inception date
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 * Annualized.

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2002
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of five funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. The five Funds are as follows: COUNTRY Growth Fund ("Growth Fund"); COUNTRY Balanced Fund ("Balanced Fund") (f/k/a COUNTRY Asset Allocation Fund); COUNTRY Tax Exempt Bond Fund ("Tax Exempt Bond Fund"); COUNTRY Short-Term Bond Fund ("Short-Term Bond Fund") (f/k/a COUNTRY Short-Term Government Bond Series); and COUNTRY Bond Fund ("Bond Fund") (f/k/a COUNTRY Long-Term Bond Series). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds (formerly operated through four corporations) were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

The Funds offers Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and certain others who meet the standards set out in the Funds' Prospectus.

Class A shares sales charge is calculated as follows:

                                                 SALES CHARGE
                                                   AS % OF
           AMOUNT OF TRANSACTION                OFFERING PRICE
--------------------------------------------    --------------
GROWTH AND BALANCED
Up To $49,999...............................        5.50%
$50,000-$99,999.............................        4.50%
$100,000-$249,000...........................        3.50%
$250,000-$499,999...........................        2.50%
$500,000-$999,999...........................        2.00%
$1,000,000 & Above..........................           0%
TAX EXEMPT BOND AND BOND
Up To $49,999...............................        4.25%
$50,000-$99,999.............................        4.00%
$100,000-$249,999...........................        3.50%
$250,000-$499,999...........................        2.50%
$500,000-$999,999...........................        2.00%
$1,000,000 & Above..........................           0%
SHORT-TERM BOND
Up To $49,999...............................        2.50%
$50,000-$99,999.............................        2.00%
$100,000-$249,999...........................        1.50%
$250,000-$499,999...........................        1.00%
$500,000-$999,999...........................        0.75%
$1,000,000 & Above..........................           0%

The Funds' prospectus provides descriptions of each Fund's investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

    (1) SECURITY VALUATION: Securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange for each of the Funds. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Directors.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

    (5) OTHER: Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Fund are charged to operations. Income expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon current net assets. Expenses directly attributable to a class of shares are charged to that Class.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Balanced Fund, the Tax Exempt Bond Fund, the Short-Term Bond Fund and the Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

For the fiscal year ended June 30, 2002, the Tax Exempt Bond Fund designated 100% of its income distributions as tax-exempt interest dividends.

--------------------------------------------------------------------------------

NOTE (C) CAPITAL STOCK: At June 30, 2002, each of the Funds is authorized to issue an unlimited number of shares. The Growth Fund, Balanced Fund, and Tax Exempt Bond Fund each have a par value of $1.00 per share. The Short Term Bond Fund and Bond Fund each have a par value of $0.10 per share.

Transactions in capital stock were as follows:

                                                                       GROWTH FUND
                                                                       -----------
                                                         PERIOD ENDED                YEAR ENDED
                                                        JUNE 30, 2002*             JUNE 30, 2001
                                                    -----------------------   ------------------------
                                                     SHARES       AMOUNT       SHARES        AMOUNT
                                                    --------   ------------   ---------   ------------
Class A
 Shares sold.....................................     42,373   $    878,808          --             --
 Shares issued through reinvestment of
   dividends.....................................         --             --          --             --
 Shares redeemed.................................       (312)        (6,705)         --             --
                                                    --------   ------------   ---------   ------------
Total Class A transactions.......................     42,061        872,103          --             --
                                                    ========   ============   =========   ============
Class Y
 Shares sold.....................................    749,494     15,938,132     754,001   $ 17,841,509
 Shares issued through reinvestment of
   dividends.....................................     54,270      1,201,877   1,106,642     26,310,597
 Shares redeemed.................................   (721,377)   (15,323,626)   (946,754)   (22,436,461)
                                                    --------   ------------   ---------   ------------
Total Class Y transactions.......................     82,387      1,816,383     913,889     21,715,645
                                                    ========   ============   =========   ============
Net increase (decrease) in capital stock.........    124,448   $  2,688,486     913,889   $ 21,715,645
                                                    ========   ============   =========   ============

                                                                    BALANCED FUND
                                                                    -------------
                                                        PERIOD ENDED              YEAR ENDED
                                                       JUNE 30, 2002*           JUNE 30, 2001
                                                   ----------------------   ----------------------
                                                    SHARES      AMOUNT       SHARES      AMOUNT
                                                   --------   -----------   --------   -----------
Class A
 Shares sold.....................................    23,103   $   328,088         --            --
 Shares issued through reinvestment of
   dividends.....................................        65           898         --            --
 Shares redeemed.................................      (268)       (3,740)        --            --
                                                   --------   -----------   --------   -----------
Total Class A transactions.......................    22,900       325,246         --            --
                                                   ========   ===========   ========   ===========
Class Y
 Shares sold.....................................   201,113     2,925,998    168,949   $ 2,713,311
 Shares issued through reinvestment of
   dividends.....................................    24,106       347,088    134,605     2,079,014
 Shares redeemed.................................  (102,124)   (1,472,890)  (434,736)   (6,993,601)
                                                   --------   -----------   --------   -----------
Total Class Y transactions.......................   123,095     1,800,196   (131,182)   (2,201,276)
                                                   ========   ===========   ========   ===========
Net increase (decrease) in capital stock.........   145,995   $ 2,125,442   (131,182)  $(2,201,276)
                                                   ========   ===========   ========   ===========

                                                                    TAX EXEMPT BOND FUND
                                                                    --------------------
                                                           PERIOD ENDED               YEAR ENDED
                                                          JUNE 30, 2002*            JUNE 30, 2001
                                                      -----------------------   ----------------------
                                                       SHARES       AMOUNT       SHARES      AMOUNT
                                                      --------    -----------   --------   -----------
Class A
 Shares sold.......................................      1,239    $    10,771         --            --
 Shares issued through reinvestment of dividends...         10             89         --            --
 Shares redeemed...................................         --             --         --            --
                                                      --------    -----------   --------   -----------
Total Class A transactions.........................      1,249         10,860         --            --
                                                      ========    ===========   ========   ===========
Class Y
 Shares sold.......................................     73,115        645,422    134,528   $ 1,172,311
 Shares issued through reinvestment of dividends...     47,894        419,264     61,820       536,818
Shares redeemed....................................   (262,475)    (2,313,993)  (203,427)   (1,768,359)
                                                      --------    -----------   --------   -----------
Total Class Y transactions.........................   (141,466)    (1,249,307)    (7,079)      (59,230)
                                                      ========    ===========   ========   ===========
Net increase (decrease) in capital stock...........   (140,217)   $(1,238,447)    (7,079)  $   (59,230)
                                                      ========    ===========   ========   ===========

                                                               SHORT-TERM BOND FUND
                                                               --------------------
                                                      PERIOD ENDED               YEAR ENDED
                                                     JUNE 30, 2002*            JUNE 30, 2001
                                                 -----------------------   ----------------------
                                                  SHARES       AMOUNT       SHARES      AMOUNT
                                                 ---------   -----------   --------   -----------
Class A
 Shares sold..................................      10,832   $   112,396         --            --
 Shares issued through reinvestment of
   dividends..................................          31           321         --            --
 Shares redeemed..............................          --            --         --            --
                                                 ---------   -----------   --------   -----------
Total Class A transactions....................      10,863       112,717         --            --
                                                 =========   ===========   ========   ===========
Class Y
 Shares sold..................................   1,116,816    11,544,139    509,212   $ 5,150,922
 Shares issued through reinvestment of
   dividends..................................     109,447     1,129,421    120,103     1,210,683
 Shares redeemed..............................    (778,132)   (8,047,608)  (577,508)   (5,834,944)
                                                 ---------   -----------   --------   -----------
Total Class Y transactions....................     448,131     4,625,952     51,807       526,661
                                                 =========   ===========   ========   ===========
Net increase (decrease) in capital stock......     458,994   $ 4,738,669     51,807   $   526,661
                                                 =========   ===========   ========   ===========

                                                                      BOND FUND
                                                                      ---------
                                                      PERIOD ENDED                 YEAR ENDED
                                                     JUNE 30, 2002*               JUNE 30, 2001
                                                -------------------------   -------------------------
                                                  SHARES        AMOUNT        SHARES        AMOUNT
                                                ----------   ------------   ----------   ------------
Class A
 Shares sold..................................      13,323   $    139,514           --             --
 Shares issued through reinvestment of
   dividends..................................          58            606           --             --
 Shares redeemed..............................          --             --           --             --
                                                ----------   ------------   ----------   ------------
Total Class A transactions....................      13,381        140,120           --             --
                                                ==========   ============   ==========   ============
Class Y
 Shares sold..................................   1,055,642     11,002,884      990,050   $ 10,131,893
 Shares issued through reinvestment of
   dividends..................................     240,405      2,498,017      204,393      2,066,292
 Shares redeemed..............................  (1,059,144)   (11,032,480)  (1,028,518)   (10,468,575)
                                                ----------   ------------   ----------   ------------
Total Class Y transactions....................     236,903      2,468,421      165,925      1,729,610
                                                ==========   ============   ==========   ============
Net increase (decrease) in capital stock......     250,284   $  2,608,541      165,925   $  1,729,610
                                                ==========   ============   ==========   ============

* Class A capital stock transactions are for the period of March 1, 2002 through June 30, 2002. Class Y capital stock transactions are for the fiscal year ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. government obligations and short-term notes for the year ended June 30, 2002 were as follows:

                                  PURCHASES       SALES
                                 -----------   -----------
Growth Fund....................  $26,340,829   $30,278,157
Balanced Fund..................  $ 3,817,937   $ 2,660,486
Tax Exempt Bond Fund...........  $ 6,578,112   $ 7,775,089
Short-Term Bond Fund...........  $20,537,663   $10,057,308
Bond Fund......................  $ 2,999,397   $ 1,679,865

For the year ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                  PURCHASES       SALES
                                 -----------   -----------
Growth Fund....................  $        --   $        --
Balanced Fund..................  $ 1,193,943   $   529,777
Tax Exempt Bond Fund...........  $        --   $        --
Short-Term Bond Fund...........  $ 6,034,130   $11,105,038
Bond Fund......................  $12,700,823   $14,056,185

NOTE (E) INCOME TAX INFORMATION: The following information for the Funds is presented on an income tax basis as of June 30, 2002:

                                                GROSS           GROSS        NET UNREALIZED    DISTRIBUTABLE    DISTRIBUTABLE
                               COST OF        UNREALIZED      UNREALIZED     APPRECIATION/       ORDINARY         LONG-TERM
                             INVESTMENTS     APPRECIATION    DEPRECIATION     DEPRECIATION        INCOME        CAPITAL GAINS
                             ------------    ------------    ------------    --------------    -------------    -------------
Growth Fund..............    $135,267,730    $37,242,606     $13,972,597      $23,270,009        $499,215         $     --
Balanced Fund............    $ 18,019,319    $ 3,050,846     $ 1,139,851      $ 1,910,995        $ 10,866         $     --
Tax Exempt Bond Fund.....    $ 14,177,579    $   671,080     $     3,039      $   668,041        $  7,204         $170,369
Short-Term Bond Fund.....    $ 32,603,960    $   751,344     $    48,954      $   702,390        $169,375         $ 92,535
Bond Fund................    $ 45,171,929    $ 1,828,134     $   182,606      $ 1,645,528        $ 92,045         $     --

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

The tax components of dividends paid during the year ended June 30, 2002, capital loss carryovers (expiring in varying amounts through 2010) as of June 30, 2002, and tax basis post-October losses as of June 30, 2002, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                                           ORDINARY         LONG-TERM      NET CAPITAL
                                                            INCOME        CAPITAL GAINS       LOSS        POST-OCTOBER
                                                         DISTRIBUTIONS    DISTRIBUTIONS    CARRYOVERS        LOSSES
                                                         -------------    -------------    -----------    ------------
Growth Fund..........................................     $1,032,769        $260,398        $999,626        $    --
Balanced Fund........................................     $  343,211        $ 52,275        $160,086        $11,423
Tax Exempt Bond Fund.................................     $  522,501        $ 88,660        $     --        $    --
Short-Term Bond Fund.................................     $1,315,262        $ 32,799        $     --        $    --
Bond Fund............................................     $2,673,664        $140,769        $     --        $21,717

NOTE (F) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Balanced Fund 0.75%; Tax Exempt Bond Fund 0.50%; Short-Term Bond Fund 0.50%; and Bond Fund 0.75%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund for the year ended June 30, 2002 were: $28,473, $3,896, $5,140, $4,332 and $6,000, respectively.

The Advisor agreed to reduce its fees and reimburse the Short-Term Bond Fund and the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets. This agreement has been in effect since November 1, 1997 as a non-contractual waiver. Effective January 30, 2002, this agreement became contractual.

Investment advisory fees, for the year ended June 30, 2002, are as follows:

                                                   EXPENSES
                                                    WAIVED
                                                     AND
                            ADVISORY   ADVISORY   REIMBURSED
                              RATE       FEE      BY ADVISOR
                            --------   --------   ----------
Short-Term Bond Fund......   0.50%     $156,377    $ 11,167
Bond Fund.................   0.75%     $348,649    $113,770

At June 30, 2002, 62.5% of the shares outstanding of the Growth Fund, 82.4% of the shares outstanding of the Balanced Fund, 95.6% of the shares outstanding of the Short-Term Bond Fund, and 97.8% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the Advisor's clients, including a defined contribution benefit plan sponsored by the Advisor.

--------------------------------------------------------------------------------

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees billed to the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund during the year ended June 30, 2002 were $6,391, $5,787, $4,798, $2,026 and $2,026, respectively.

NOTE (G) DISTRIBUTION SERVICES AGREEMENTS: Quasar Distributors, LLC serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the "Plans"), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund. For the year ended June 30, 2002, the annualized Rule 12b-1 Plan expenses incurred were 0.02% of average net assets.

NOTE (H) RESULTS OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS (UNAUDITED) At a Special Meeting of Shareholders of the Funds held on October 29, 2001, shareholders approved the following proposals:

To approve an Agreement and Plan of Reorganization providing for the reorganization of the Funds from Maryland corporations into a Delaware business trust, Country Mutual Funds Trust with individual series for each of the Funds:

                                                                   FOR         AGAINST      ABSTAIN
                                                              -------------   ----------   ----------
Growth Fund.................................................  6,827,091.289   19,472.754   40,896.508
Balanced Fund...............................................  1,224,217.471    8,537.653           --
Tax Exempt Fund.............................................  1,461,326.836    6,043.882   39,835.431
Short-Term Bond Fund........................................  2,856,199.233      192.976   11,823.063
Bond Fund...................................................  4,420,955.056           --           --

To approve certain changes to the fundamental investment restrictions of each of the Funds regarding borrowing:

                                                                   FOR         AGAINST      ABSTAIN
                                                              -------------   ----------   ----------
Growth Fund.................................................  6,825,328.390   24,489.257   37,642.904
Balanced Fund...............................................  1,224,217.471    8,537.653           --
Tax Exempt Fund.............................................  1,460,968.790    6,043.882   40,193.477
Short-Term Bond Fund........................................  2,856,199.233      192.976   11,823.063
Bond Fund...................................................  4,417,626.028    3,329.028           --

To approve certain changes to the fundamental investment restrictions of each of the Funds regarding underwriting of securities:

                                                                   FOR         AGAINST      ABSTAIN
                                                              -------------   ----------   ----------
Growth Fund.................................................  6,836,695.862   14,686.293   36,078.396
Balanced Fund...............................................  1,224,309.957    8,412.819       32.348
Tax Exempt Fund.............................................  1,460,968.790    6,043.882   40,193.477
Short-Term Bond Fund........................................  2,856,392.209           --   11,823.063
Bond Fund...................................................  4,417,626.028    3,329.028           --

To approve certain changes to the fundamental investment restrictions of each of the Funds regarding purchase of real estate, commodities and commodity contracts:

                                                                   FOR         AGAINST      ABSTAIN
                                                              -------------   ----------   ----------
Growth Fund.................................................  6,828,408.208   24,994.187   34,058.156
Balanced Fund...............................................  1,223,808.747    8,914.029       32.348
Tax Exempt Fund.............................................  1,458,068.092    8,944.580   40,193.477
Short-Term Bond Fund........................................  2,856,199.233      192.976   11,823.063
Bond Fund...................................................  4,417,626.028    3,329.028           --

--------------------------------------------------------------------------------

To approve certain changes to the fundamental investment restrictions of each of the Funds regarding limitation on investments in any one issuer:

                                                                   FOR         AGAINST      ABSTAIN
                                                              -------------   ----------   ----------
Growth Fund.................................................  6,826,881.281   19,725.472   40,853.798

For Trustees of the Fund, the following received the number of votes set forth opposite their respective names:

                                                                                 TAX EXEMPT     TAXABLE FIXED
                                                 GROWTH FUND    BALANCED FUND     BOND FUND     INCOME SERIES
                                                -------------   -------------   -------------   --------------
Ronald R. Warfield............................  6,841,679.447   1,226,216.220   1,477,352.895   60,639,081.191
Robert L. Phelps..............................  6,841,244.785   1,226,216.220   1,477,352.895   60,639,081.191
Charlot R. Cole...............................  6,841,484.899   1,226,216.220   1,477,352.895   60,639,081.191
Nancy J. Erickson.............................  6,815,281.939   1,225,838.766   1,474,452.197   60,599,539.530
Ailene Miller.................................  6,842,519.386   1,226,216.220   1,477,352.895   60,642,282.189
Wendell L. Shauman............................  6,840,143.852   1,226,216.220   1,474,452.197   60,642,410.219
Roger D. Grace................................  6,838,944.353   1,225,838.766   1,474,452.197   60,641,239.350

The following shares were represented by proxy wherein authority to vote for trustees was withheld by the shareholders:

                                                                                 TAX EXEMPT     TAXABLE FIXED
                                                 GROWTH FUND    BALANCED FUND     BOND FUND     INCOME SERIES
                                                -------------   -------------   -------------   --------------
                                                  350,925.131      46,527.236     217,674.872    1,519,203.945

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of COUNTRY Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COUNTRY Mutual Funds (currently organized as COUNTRY Mutual Funds Trust, a Delaware trust, and consisting of COUNTRY Growth Fund, COUNTRY Balanced Fund (formerly COUNTRY Asset Allocation
Fund), COUNTRY Tax Exempt Bond Fund, COUNTRY Short-Term Bond Fund (formerly COUNTRY Short-Term Government Bond Fund) and COUNTRY Bond Fund (formerly COUNTRY Long-Term Bond Fund), referred to collectively hereafter as the "Funds") at June 30, 2002, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
August 14, 2002

COUNTRY MUTUAL FUNDS -- June 30, 2002
--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS TRUST(1) TRUSTEES AND OFFICERS

        NAME, ADDRESS(2),                                                 PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
               AGE                         POSITION HELD                    AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
        -----------------                  -------------                  -------------------------------------------
Ronald R. Warfield* 58............    Trustee and President       Director and President: Illinois Agricultural Association
                                      Since 1994                  and Affiliated Companies, 1993 to date(3); Director and
                                                                  President: COUNTRY Trust Bank(4), 1993 to date; Director:
                                                                  American Farm Bureau Federation and certain of its
                                                                  Affiliated Companies, 1996 to date. Farmer.
Charlot R. Cole 61................    Trustee since 1996          Property Developer, 1979 to date; Member Macoupin-Greene
                                                                  County Cooperation Extension Council (formerly Macoupin
                                                                  County Cooperative Extension Council), 1992 to date and
                                                                  President, 1995 to date; Secretary/Treasurer, Cole Farms,
                                                                  Inc., 1993 to date. Farmer.
Nancy J. Erickson 44..............    Trustee since 1995          President of McHatton Farm Management, Inc., 1981 to date.
                                                                  Farmer.
Ailene Miller 76..................    Trustee since 1991          McLean County (Illinois) Board Member, 1986 to date; Member of IAA Foundation Trustee Emeritus, 1988 to date.
Wendell L. Shauman* 56............    Trustee since 1999          Director: Illinois Agricultural Association and Affiliated
                                                                  Companies, 1992 to 2000; Director: COUNTRY Trust Bank, 1998
                                                                  to 2000. Farmer.
Robert L. Phelps* 49..............    Trustee since 2000          Director: Illinois Agricultural Association and Affiliated
                                                                  Companies, 1992 to date; Director: COUNTRY Trust Bank, 1996 to date. Farmer.
Roger D. Grace 55.................    Trustee since 2001          Director, Illini FS, Inc., 1990 to date; Secretary, Illini
                                                                  FS, Inc., 1997 to date. Farmer.
Bruce D. Finks 49.................    Vice President since        Vice President -- Investments: COUNTRY Trust Bank, 1995 to
                                      1996                        date.
Richard M. Miller 64..............    Vice President since        Senior Vice President and Senior Trust Officer: COUNTRY
                                      1992                        Trust Bank, 1991 to date.
John D. Blackburn 54..............    Vice President since        Chief Executive Officer: COUNTRY Insurance & Financial
                                      2001                        Services(5), 2001 to date; Senior Vice President Marketing:
                                                                  COUNTRY Insurance & Financial Services, 1996 to 2001.
Robert W. Rush, Jr. 56............    Vice President since        Executive Vice President & Trust Officer: COUNTRY Trust
                                      1999                        Bank, 1999 to date: Chairman, President & CEO: Bank One
                                                                  Illinois, 1972 to 1999 (includes predecessor positions and companies).
David A. Magers 47................    Treasurer since 1999        Vice President- Finance & Treasurer: Illinois Agricultural
                                                                  Association and Affiliated Companies, 1998 to date;
                                                                  Controller: Illinois Agricultural Association and
                                                                  Affiliated Companies, 1988 to 2002. Treasurer: COUNTRY
                                                                  Trust Bank, 1998 to date.
Philip T. Nelson 45...............    Vice President since        Director and Vice President: Illinois Agricultural
                                      2000                        Association and Affiliated Companies, 1999 to date; Vice
                                                                  President: COUNTRY Trust Bank, 1999 to date;
                                                                  President -- LaSalle County Farm Bureau 1993 to 1999.
                                                                  Farmer.
Paul M. Harmon 59.................    Secretary since 1995 and    General Counsel: Illinois Agricultural Association and
                                      General Counsel since       Affiliated Companies, 1996 to date; Secretary: Illinois
                                      1996                        Agricultural Association and Affiliated Companies, 1998 to
                                                                  date; General Counsel & Secretary, COUNTRY Trust Bank, 1996 to date.
Richard F. Day 62.................    Controller since 1992       Controller, COUNTRY Trust Bank, 1974 to date.

(1) COUNTRY Mutual Funds Trust was formed through the reorganization of COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. COUNTRY Growth Fund, Inc. was formerly known as IAA Trust Growth Fund, Inc. COUNTRY Asset Allocation Fund, Inc. was formerly known as IAA Trust Asset Allocation Fund, Inc. COUNTRY Tax Exempt Bond Fund was formerly known as IAA Trust Tax Exempt Bond Fund. COUNTRY Taxable Fixed Income Series Fund, Inc. was formerly IAA Trust Taxable Fixed Income Series Fund, Inc. and IAA Trust Money Market Fund, Inc. All trustees represent all five portfolios of the COUNTRY Mutual Funds complex.

(2) The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702.

(3) Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4) COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.

(5) COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Medical Plans, Inc., COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

 *  Interested Trustees

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2002

--------------------------------------------------------------------------------

GROWTH FUND VS. STANDARD & POOR'S 500 INDEX

                                                                         GROWTH(1)                           S&P 500
                                                                         ---------                           -------
1992                                                                      10000.00                           10000.00
1993                                                                      11171.00                           11361.00
1994                                                                      10901.00                           11518.00
1995                                                                      13809.00                           14516.00
1996                                                                      16779.00                           18287.00
1997                                                                      21568.00                           24629.00
1998                                                                      23936.00                           32055.00
1999                                                                      30184.00                           39350.00
2000                                                                      33289.00                           42203.00
2001                                                                      32001.00                           35953.00
2002                                                                      27809.00                           29485.00

(1) The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund. Class A shares of the Fund commenced on March 1, 2002. Since inception returns for Class A shares are provided below.

   Average Annual Returns*
   Class Y -- 1 Year                                    -13.10%
   Class Y -- 5 Year                                      5.21%
   Class Y -- 10 Year                                    10.77%
   Class Y -- Since Inception (04/21/66)                  9.43%
   Class A -- Since Inception (03/01/02) (No
     Load)                                               -9.82%
   Class A -- Since Inception (03/01/02) (Load)**       -14.78%

 * Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

** Reflects maximum sales charge of 5.50%.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2002

--------------------------------------------------------------------------------

BALANCED FUND VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX
INDEX & LIPPER BALANCED FUND AVERAGE

                                            BALANCED(1)           MERRILL LYNCH         LIPPER BALANCED
                                            -----------           -------------         ---------------
1992                                          10000.00               10000.00               10000.00
1993                                          10958.00               11193.00               11376.00
1994                                          11036.00               11077.00               11423.00
1995                                          12834.00               12471.00               13314.00
1996                                          14725.00               13087.00               15395.00
1997                                          17663.00               14158.00               18474.00
1998                                          19678.00               15668.00               21798.00
1999                                          22870.00               16151.00               24141.00
2000                                          24732.00               16886.00               25392.00
2001                                          24425.00               18760.00               24785.00
2002                                          22415.00               20372.00               22653.00

(1) The above graph represents the growth of $10,000 of Class Y shares of the Balanced Fund. Class A shares of the Fund commenced on March 1, 2002. Since inception returns for Class A shares are provided below.

   Average Annual Returns*
   Class Y -- 1 Year                                     -8.23%
   Class Y -- 5 Year                                      4.88%
   Class Y -- 10 Year                                     8.41%
   Class Y -- Since Inception (12/07/78)                  9.22%
   Class A -- Since Inception (03/01/02) (No
     Load)                                               -6.84%
   Class A -- Since Inception (03/01/02) (Load)**       -11.96%

 * Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

** Reflects maximum sales charge of 5.50%.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2002

--------------------------------------------------------------------------------

TAX EXEMPT BOND VS. LIPPER INTERMEDIATE MUNICIPAL BOND INDEX AND LEHMAN
BROTHERS'
7 YEAR MUNICIPAL BOND INDEX

                                                   TAX EXEMPT BOND(1)          LIPPER INTERMEDIATE          LEHMAN 7 YR. MUNI
                                                   ------------------          -------------------          -----------------
1992                                                    10000.00                    10000.00                    10000.00
1993                                                    11432.00                    10989.00                    11074.00
1994                                                    11219.00                    11098.00                    11215.00
1995                                                    12061.00                    11848.00                    12138.00
1996                                                    12700.00                    12445.00                    12809.00
1997                                                    13734.00                    13293.00                    13709.00
1998                                                    14757.00                    14216.00                    14716.00
1999                                                    15073.00                    14529.00                    15145.00
2000                                                    15549.00                    14927.00                    15750.00
2001                                                    16751.00                    16226.00                    17195.00
2002                                                    17679.00                    17214.00                    18427.00

(1) The above graph represents the growth of $10,000 of the Class Y shares of the Tax Exempt Fund. Class A shares commenced on March 1, 2002. Since inception returns for Class A shares are presented below.

   Average Annual Returns*
   Class Y -- 1 Year                                       5.54%
   Class Y -- 5 Year                                       5.18%
   Class Y -- 10 Year                                      5.38%
   Class Y -- Since Inception (12/07/78)                   5.76%
   Class A -- Since Inception (03/01/02) (No Load)         1.61%
   Class A -- Since Inception (03/01/02) (Load)**         -2.71%

* Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

** Reflects maximum sales charge of 4.25%.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2002

--------------------------------------------------------------------------------

SHORT-TERM BOND FUND VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND MERRILL LYNCH U.S. TREASURY/AGENCY 1-3 YEAR BOND INDEX

                                                                                                           MERRILL LYNCH U.S.
                                                 SHORT TERM BOND(1)       MERRILL LYNCH U.S. DOMESTIC        TREASURY/AGENCY
                                                 ------------------       ---------------------------      ------------------
1-31-97                                               10000.00                      10000.00                    10000.00
6-30-97                                               10210.00                      10308.00                    10288.00
6-30-98                                               10874.00                      11408.00                    10988.00
6-30-99                                               11338.00                      11759.00                    11546.00
6-30-00                                               11840.00                      12294.00                    12111.00
6-30-01                                               12803.00                      13659.00                    13204.00
6-30-02                                               13618.00                      14832.00                    14108.00

(1) The above graph represents the growth of $10,000 of the Class Y shares of the Short Term Bond Fund. Class A shares commenced on March 1, 2002. Since inception returns for Class A shares are presented below.

   Average Annual Returns*
   Class Y -- 1 Year                                       6.37%
   Class Y -- 5 Year                                       5.93%
   Class Y -- Since Inception (01/02/97)                   5.79%
   Class A -- Since Inception (03/01/02) (No Load)         1.64%
   Class A -- Since Inception (03/01/02) (Load)**         -0.90%

* Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

** Reflects maximum sales charge of 2.50%.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2002

--------------------------------------------------------------------------------

BOND FUND VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX

                                                                          BOND(1)                         MERRILL LYNCH
                                                                          -------                         -------------
1-31-97                                                                   10000.00                           10000.00
6-30-97                                                                   10244.00                           10308.00
6-30-98                                                                   11293.00                           11408.00
6-30-99                                                                   11665.00                           11759.00
6-30-00                                                                   12156.00                           12294.00
6-30-01                                                                   13552.00                           13659.00
6-30-02                                                                   14657.00                           14832.00

(1) The above graph represents the growth of $10,000 of the Class Y shares of the Bond Fund. Class A shares commenced on March 1, 2002. Since inception returns for Class A shares are presented below.

   Average Annual Returns*
   Class Y -- 1 Year                                       8.15%
   Class Y -- 5 Year                                       7.43%
   Class Y -- Since Inception (01/02/97)                   7.21%
   Class A -- Since Inception (03/01/02) (No Load)         2.30%
   Class A -- Since Inception (03/01/02) (Load)**         -2.04%

* Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

** Reflects maximum sales charge of 4.25%.

COUNTRY MUTUAL FUNDS TRUST                 INVESTMENT ADVISOR

COUNTRY Growth Fund                        COUNTRY Trust Bank
COUNTRY Balanced Fund                      Bloomington, Illinois
COUNTRY Tax Exempt Bond Fund
COUNTRY Short-Term Bond Fund               DISTRIBUTOR
COUNTRY Bond Fund
                                           Quasar Distributors, LLC
BOARD OF DIRECTORS                         Milwaukee, Wisconsin

Ronald R. Warfield                         TRANSFER AGENT
Charlot R. Cole
Nancy J. Erickson                          U.S. Bancorp Fund Services, LLC
Ailene Miller                              Milwaukee, Wisconsin
Wendell L. Shauman
Robert L. Phelps                           CUSTODIAN
Roger D. Grace
                                           COUNTRY Trust Bank
OFFICERS                                   808 IAA Drive, P.O. Box 2901
                                           Bloomington, Illinois 61702-2901
Ronald R. Warfield, President              www.countryinvestment.com
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President         INDEPENDENT ACCOUNTANTS
John D. Blackburn, Vice President
Richard M. Miller, Vice President          PricewaterhouseCoopers LLP
Philip T. Nelson, Vice President           Milwaukee, Wisconsin
Paul M. Harmon, Secretary
David A. Magers, Treasurer                 GENERAL COUNSEL
Richard F. Day, Controller
                                           Paul M. Harmon, Esq.
                                           Office of the General Counsel
                                           Bloomington, Illinois

                                           This Report has been prepared for the general
                                           information of shareholders of the Funds and is
                                           not authorized for distribution to prospective
                                           investors unless preceded or accompanied by
                                           an effective Prospectus which contains
                                           details concerning the sales charge and
                                           other pertinent information.
[COUNTRY MUTUAL FUNDS LOGO]

                                                              F30-113-06 (08/02)